File No. 33-3429

                          As filed on December  ^ 24, 1996


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             --
      Pre-Effective Amendment No.
      Post-Effective Amendment No.   ^ 20                                     X
                                   --------                                  --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             --
      Amendment No.     ^ 20                                                  X
                    ------------                                             --


                                 INVESCO VALUE TRUST
                 (Exact Name of Registrant as Specified in Charter)
                    7800 E. Union Avenue, Denver, Colorado  80237
                      (Address of Principal Executive Offices)
                    P.O. Box 173706, Denver, Colorado  80217-3706
                                  (Mailing Address)
         Registrant's Telephone Number, including Area Code:  (303) 930-6300
                                 Glen A. Payne, Esq.
                                7800 E. Union Avenue
                               Denver, Colorado  80237
                       (Name and Address of Agent for Service)
                                 -------------------
                                     Copies to:
                                  Ronald M. Feinman
                               Gordon Altman Butowsky
                                Weitzen Shalov & Wein
                                   114 W. 47th St.
                              New York, New York  10036
                                 -------------------
Approximate Date of  Proposed   Public   Offering:   As   soon  as   practicable
after this post-effective amendment becomes effective.

It is proposed that this filing  will  become  effective   (check   appropriate
box)


      immediately upon filing pursuant to paragraph (b)
----
 X    on ^ January 1, 1997, pursuant to paragraph (b)
----
      60 days after filing pursuant to paragraph (a)(1)
----
      on ^  _______________, pursuant to paragraph (a)(1)
----
      75 days after  filing  pursuant to paragraph (a)(2)
----
      on (date) pursuant to paragraph (a)(2) of rule 485
----


If appropriate, check the following box:
      This  post-effective  amendment  designates  a new  effective  date  for a
----
previously filed post-effective amendment.


Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended August 31, ^ 1996, was filed on or about October ^ 25, 1996.


                                    Page 1 of 156
                         Exhibit index is located at page 135

                              INVESCO VALUE TRUST
                     ------------------------------------
                             CROSS-REFERENCE SHEET

Form N-1A
Item                                Caption
---------                           -------

Part A                              Prospectus

   1.......................         Cover Page

   2.......................         Annual Fund Expenses

   3.......................         Financial Highlights; Performance
                                    Data

   4.......................         Investment Objectives and Policies;
                                    The Trust and Its Management

   5.......................         The Trust and Its Management;
                                    Additional Information

   5A......................         Not Applicable

   6.......................         Services Provided by the Trust;
                                    Taxes, Dividends and Capital Gain
                                    Distributions; Additional
                                    Information

   7.......................         How Shares Can Be Purchased;
                                    Services Provided by the Trust

   8.......................         Services Provided by the Trust; How
                                    to Redeem Shares

   9.......................         Not Applicable

Part B                              Statement of Additional Information

   10.......................        Cover Page

   11.......................        Table of Contents

Form N-1A
Item                                Caption
---------                           -------

   12.......................        The Trust and Its Management

   13.......................        Investment Practices; Investment
                                    Policies and Restrictions

   14.......................        The Trust and Its Management

   15.......................        The Trust and Its Management

   16.......................        The Trust and Its Management

   17.......................        Investment Practices; Investment
                                    Policies and Restrictions

   18.......................        Additional Information

   19.......................        How Shares Can Be Purchased; How
                                    Shares Are Valued; Services
                                    Provided by the Trust; Tax-Deferred
                                    Retirement Plans; How to Redeem
                                    Shares

   20.......................        Dividends, Capital Gain
                                    Distributions, and Taxes

   21.......................        How Shares Can Be Purchased

   22.......................        Performance Data

   23.......................        Additional Information

Part C                              Other Information

   Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
^ January 1, 1997


                              INVESCO VALUE TRUST

                           INVESCO Value Equity Fund

     INVESCO Value Equity Fund (the "Fund") seeks to achieve a high total return on investment through capital appreciation and current income by investing substantially all of its assets in common stocks and, to a lesser degree, securities convertible into common stock. Such securities generally will be issued by companies that are listed on a national securities exchange and which usually pay regular dividends. This Fund's investments may consist in part of securities which may be deemed to be speculative. (See "Investment Objective and Policies.")


     The Fund is a series of INVESCO Value Trust (the "Trust"), an open-end management investment company consisting of three separate portfolios of investments. This ^ prospectus relates to shares of INVESCO Value Equity Fund. Separate ^ prospectuses are available upon request from INVESCO Funds Group, Inc. for the Trust's other two funds, INVESCO Intermediate Government Bond Fund and INVESCO Total Return Fund. Investors may purchase shares of any or all funds. Additional funds may be offered in the future.

     This ^ prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated ^ January 1, 1997, has been filed with the Securities and Exchange Commission^ and is incorporated by reference into this prospectus. To obtain a free copy, write to INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085; or on the World Wide Web: http://www.invesco.com.


THESE   SECURITIES   HAVE   NOT   BEEN   APPROVED   OR   DISAPPROVED   BY  THE
SECURITIES    AND    EXCHANGE    COMMISSION    OR   ANY    STATE    SECURITIES
COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT   INSURANCE   CORPORATION,   THE   FEDERAL   RESERVE   BOARD   OR  ANY
OTHER AGENCY.
                                  ----------

TABLE OF CONTENTS

                                                                          Page
                                                                          ----

   ANNUAL FUND EXPENSES                                                      6

   FINANCIAL HIGHLIGHTS                                                      8

   PERFORMANCE DATA                                                         10

   INVESTMENT OBJECTIVE AND POLICIES                                        10

   RISK FACTORS                                                             11

   THE TRUST AND ITS MANAGEMENT                                             14

   HOW SHARES CAN BE PURCHASED                                              17

   SERVICES PROVIDED BY THE TRUST                                           19

   HOW TO REDEEM SHARES                                                     23

   TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS                          24

   ADDITIONAL INFORMATION                                                   26

ANNUAL FUND EXPENSES

      The Fund is 100% no-load; there are no fees to purchase, exchange or redeem shares, nor any ongoing marketing ("12b-1") expenses. Lower expenses benefit Fund shareholders by increasing the Fund's total return.

Shareholder Transaction Expenses
Sales load "charge" on purchases                                  None
Sales load "charge" on reinvested dividends                       None
Redemption fees                                                   None
Exchange fees                                                     None

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fee                                                    0.75%
12b-1 Fees                                                        None
Other Expenses                                                  ^ 0.26%
   Transfer Agency Fee(1)                            ^ 0.15%
   General Services, Administrative
     Services, Registration, Postage(2)              ^ 0.11%
Total Fund Operating Expenses ^(3)                                1.01%


      (1)   Consists   of   the   transfer    agency   fee   described   under
"Additional Information - Transfer and Dividend Disbursing Agent."


      (2)  Includes,  but is not  limited to,  fees and  expenses  of  trustees, custodian bank, legal counsel and ^ independent accountants, a securities pricing service, costs of administrative services furnished under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

      (3) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees and pricing expenses were reduced under an expense offset arrangement. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangement, the figures shown above DO NOT reflect these reductions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net Assets shown under "Financial Highlights" DO reflect reductions for periods prior to the fiscal year ended August 31, 1996. See "The Trust And Its Management."


Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------
                  $10         ^ $32         $56         $124

      The purpose of the foregoing table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses are paid from the Fund's assets. (See "The Trust and Its Management.") The above figures for INVESCO Value Equity Fund are based on fiscal year-end information. The Fund charges no sales load, redemption fee or exchange fee and bears no distribution expenses. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)


      The following information for each of the ^ three years ended August 31, ^ 1996, the eight-month fiscal period ended August 31, 1993, and each of the four years ended December 31, 1992, has been audited by Price Waterhouse LLP, independent accountants. Prior years' information was audited by another independent accounting firm. This information should be read in conjunction with the audited financial statements and the report of independent accountants thereon appearing in the Trust's ^ 1996 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc., at the address or telephone number on the cover of this ^ prospectus. All per share data has been adjusted to reflect an 80 to 1 stock split which was effected on January 2, 1991.





                                                              Period
                                                             ^ Ended
                                 Year Ended ^ August 31    August 31                Year Ended December ^ 31
                              --------------------------- ---------- -------------------------------------------------------
                                  1996     1995      1994     1993 >     1992     1991     1990     1989     1988     1987

^
PER SHARE DATA
Net Asset Value -
  Beginning of Period           $19.53   $18.12    $17.79     $16.91   $16.57   $13.88   $15.30   $13.72   $12.40   $12.75 ^
                              --------------------------- ---------- -------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income             0.35     0.39      0.36       0.24     0.36     0.40     0.44     0.48     0.37     0.40 ^
Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                 3.09     2.58      1.20       0.88     0.45     4.54   (1.33)     2.42     1.62     0.39 ^
                              --------------------------- ---------- -------------------------------------------------------
Total from Investment
  Operations                      3.44     2.97      1.56       1.12     0.81     4.94   (0.89)     2.90     1.99     0.79 ^
                              --------------------------- ---------- -------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income               0.35     0.39      0.31       0.24     0.34     0.40     0.47     0.49     0.36     0.50 ^
In Excess of Net
  Investment Income               0.00     0.00      0.04     ^ 0.00     0.00     0.00     0.00     0.00     0.00     0.00
Distributions from
  Capital Gains                   0.38     1.17      0.88       0.00     0.13     1.85     0.06     0.83     0.31     0.64 ^
                              --------------------------- ---------- -------------------------------------------------------







Total Distributions               0.73     1.56      1.23       0.24     0.47     2.25     0.53     1.32     0.67    1.14 ^
                              --------------------------- ---------- ------------------------------------------------------
Net Asset Value -
  End of Period                 $22.24   $19.53    $18.12     $17.79   $16.91   $16.57   $13.88   $15.30   $13.72  $12.40 ^
                              =========================== ========== =====================================================^

TOTAL RETURN                    17.77%   17.84%     9.09%     6.65%*    4.98%   35.84%  (5.80%)   21.34%   16.89%   5.98% ^

RATIOS
Net Assets - End of Period
  ($000 Omitted)              $200,046 $153,171  $111,850    $81,914  $78,609  $39,741  $29,825  $36,592  $27,434 $14,933 ^
Ratio of Expenses to
  Average Net Assets#           1.01%@    0.97%     1.01%     1.00%~    0.91%    0.98%    1.00%    1.00%    1.00%   1.00% ^
Ratio of Net Investment
  Income ^ to Average
  Net Assets#                    1.64%    2.17%     1.80%     2.07%~    2.19%    2.39%    3.00%    3.29%    3.48%   2.95% ^
Portfolio Turnover Rate            27%      34%       53%       35%*      37%      64%      23%      30%      16%     20%
^ Average Commission
  Rate Paid^^                  $0.0589        -         -          -        -        -        -        -        -       -

> From January 1, 1993 to August 31^, 1993, the Fund's current fiscal year-end^.

^* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 1990, 1989, 1988^ and 1987 ^. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.04%, 1.09%, 1.19%^ and 1.42% ^ respectively, and ratio of net investment income to average net assets would have been 2.96%, 3.20%, 3.29%^ and 2.53%, respectively.

@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

     Further information about the performance of the Fund is contained in the Trust's ^ Annual Report to Shareholders, which may be obtained without charge by writing INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or by calling 1-800-525-8085.

PERFORMANCE DATA


      From time to time, the Fund ^ advertises its total return performance. These figures are based upon historical ^ investment results and are not intended to indicate future performance. ^ Total return is computed by calculating the percentage change in value of an investment ^, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. ^ Cumulative total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Thus, a given report of total return performance should not be considered as representative of future performance. The Fund charges no sales load, redemption fee^ or exchange fee which would affect ^ total return ^ computations.

      In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance for a given period and recognized bond indices and indices of investment results for the same period^ and/or assessments of the quality of shareholder service^ may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc., Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher
Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings^ and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar^ and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in advertising. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Growth and Income Funds" Lipper mutual fund groupings, in addition to the broad-based Lipper general fund grouping.


INVESTMENT OBJECTIVE AND POLICIES


      The Trust consists of three separate portfolios of investments (referred to as the "Funds"), each represented by a different ^ series of the Trust's shares. This ^ prospectus relates to INVESCO Value Equity Fund; separate ^ prospectuses for INVESCO Intermediate Government Bond Fund and INVESCO Total Return Fund are available. The investment objective of the Fund is to seek a high total return on investment through capital appreciation and current income. Funds having an investment objective of seeking a high total return may be limited in their ability to obtain their objective by the limitations on the types of securities in which they may invest. Therefore, no assurance can be given that the Fund will be able to achieve its investment objective.


      Substantially all of the Fund's assets will be invested in common stocks and, to a lesser extent, securities convertible into common stocks (collectively, "equity securities"). Such securities generally will be issued by companies which are listed on a national securities exchange, such as the New York Stock Exchange, and which usually pay regular dividends, although the Fund also may invest in securities traded on regional stock exchanges or on the over-the-counter market. During normal market conditions, at least 65% of the Fund's investments will consist of equity securities. The Trust has not established any minimum investment standards^ such as an issuer's asset level, earnings history, type of industry, dividend payment history, etc. with respect to the Fund's investments in common stocks, although in selecting common stocks for the Fund, the investment adviser and sub-adviser (collectively, "Fund Management") generally apply an investment discipline which seeks to achieve a yield higher than the overall equity market. Therefore, ^ because smaller companies may be subject to more significant losses^ as well as have the potential for more substantial growth ^ than larger, more established companies, investors in the Fund should consider that the Fund's investments may consist in part of securities which may be deemed to be speculative. When market or economic conditions indicate, in the judgment of Fund Management, that a defensive investment stance should be assumed, all or part of the assets of the Fund may be invested temporarily in other securities^ consisting of high quality (rated AA or above by Standard & Poor's or Aa by Moody's Investors Service, Inc.) corporate preferred stocks, bonds, debentures or other evidences of indebtedness, and in obligations issued or guaranteed by the United States or any instrumentality thereof, or held in cash.


      The investment objective of the Fund and its investment policies, except where indicated to the contrary, are deemed to be fundamental policies and thus may not be changed without prior approval by the holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940 (the "1940 Act"). In addition, the Trust and this Fund are subject to certain investment restrictions which are set forth in the Statement of Additional Information and which may not be altered without approval of the Fund's shareholders. One of those restrictions limits the Fund's borrowing of money to borrowings from banks for temporary or emergency purposes (but not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the Fund's total assets.

RISK FACTORS

      Investors should consider the special factors associated with the policies discussed below in determining the appropriateness of an investment in the

INVESCO Value Equity Fund. The Fund's policies regarding investments in foreign securities and foreign currencies are not fundamental and may be changed by vote of the Trust's board of trustees.


      Foreign Securities. The Fund may invest up to 25% of its total assets in foreign equity or debt securities. Investments in securities of foreign companies and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets, including the risks of fluctuations in foreign currency exchange rates and of political or economic instability, the difficulty of predicting international trade patterns^ and the possibility of imposition of exchange controls or currency blockage. In addition, there may be less information publicly available about a foreign company than about a domestic company, and there is generally less government regulation of stock exchanges, brokers^ and listed companies abroad than in the United States. Moreover, with respect to certain foreign countries, there may be a possibility of expropriation or confiscatory taxation. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, it does not attempt to hedge all of its foreign investment positions^ and will enter into forward contracts only to the extent, if any, deemed appropriate by Fund Management. The Fund will not enter into a forward contract for a term of more than one year or for purposes of speculation. Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions may preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or a worse position than had the Fund not entered into any forward contracts. Forward contracts may^ from time to time^ be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed below. For additional information regarding foreign contracts, see the Trust's Statement of Additional Information.

      Repurchase    Agreements.    The   Fund   may   engage   in   repurchase
agreements with banks, registered broker-dealers^ and registered government securities dealers^ which are deemed creditworthy. A repurchase agreement is a transaction in which the Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. However, in the event the seller should default, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Fund's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Fund will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the Fund would suffer a loss. Although the Fund has not adopted any limit on the amount of its total assets that may be invested in repurchase agreements, the Fund intends that at no time will the market value of its securities subject to repurchase agreements exceed 20% of the total assets of the Fund.


      Illiquid Securities. The Fund may invest from time to time in securities subject to restrictions on disposition under the Securities Act of 1933
("restricted securities"), securities without readily available market quotations or illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the Fund). However, on the date of purchase, no such investment may increase the Fund's holdings of restricted securities to more than 2% of the value of the Fund's total assets or its holdings of illiquid securities or those without readily available market quotations to more than 5% of the Fund's total assets. The Fund is not required to receive registration rights in connection with the purchase of restricted securities and, in the absence of such rights, marketability and value can be adversely affected because the Fund may be unable to dispose of such securities at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration.

      Securities Lending. Consistent with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, the Fund may make loans of its portfolio securities (not to exceed 10% of the Fund's total assets) to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with securities loans.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, market considerations warrant such action. As a result, while it is anticipated that the Fund's annual portfolio turnover rate generally will not exceed 100%, under certain market conditions the portfolio turnover rate for the Fund may exceed 100%. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The Fund's portfolio turnover rates are set forth under "Financial Highlights" and, along with the Trust's brokerage allocation policies, are discussed in the Statement of Additional Information.

THE TRUST AND ITS MANAGEMENT


      On November 4, 1996, an Agreement and Plan of Merger among INVESCO PLC, INVESCO Group Services, Inc. ("Services") and AIM Management Group, Inc. ("AIM") was signed under which AIM will be merged with Services. When this merger takes effect, which is expected to occur in the first part of 1997, the Fund's Investment Advisory, Sub-Advisory, Distribution, Administrative Services and Transfer Agency Agreements (the "Agreements") will automatically terminate. Consummation of this merger is conditioned, among other things, on new Agreements, essentially identical to the existing Agreements, including the provisions governing fees, being presented to, and approved by, the Trust's board of trustees and, where necessary, the Fund's shareholders prior to this merger taking effect. The meeting of the Fund's shareholders to consider the necessary new Agreements is expected to occur in early 1997. Fund Management anticipates that the key personnel responsible for providing services to the Fund will remain unchanged.


      The Trust is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified management investment company. The Trust was organized on July 15, 1987, under the laws of the Commonwealth of Massachusetts as "Financial Series Trust." On July 1, 1993, the Trust changed its name to "INVESCO Value Trust." The overall supervision of the Trust is the responsibility of its board of trustees.


      INVESCO Funds Group, Inc. ("INVESCO"), 7800 E. Union Avenue, Denver, Colorado, serves as the Trust's investment adviser pursuant to an investment advisory agreement. Under this agreement, INVESCO provides the Fund with various management services and supervises the Fund's daily business affairs. Specifically, INVESCO performs all administrative, clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Trust^ excluding, however, those services that are the subject of a separate agreement between the Trust and INVESCO or any affiliate thereof. Services provided pursuant to separate agreement include the distribution and sale of Trust shares and provision of transfer agency, dividend disbursing agency^ and registrar services, and services furnished under an Administrative Services Agreement with INVESCO dated as of February 20, 1989^.

      INVESCO is an indirect, wholly-owned subsidiary of INVESCO PLC. INVESCO PLC is a financial holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO was established in 1932 and, as of August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.8 billion on behalf of over ^ 827,000 shareholders.

      INVESCO has contracted with INVESCO Capital Management, Inc. ("ICM"), the Trust's investment adviser prior to 1991, for investment sub-advisory and research services on behalf of the Fund. ICM is an indirect, wholly-owned subsidiary of INVESCO PLC that^ currently manages in excess of $39 billion of assets on behalf of tax-exempt accounts (such as pension and profit-sharing funds for corporations and state and local governments) and ^ investment companies. Although the Trust is not a party to the sub-advisory agreement, the agreement has been approved by the shareholders of the Trust. Services provided by INVESCO and ICM are subject to review by the Trust's board of trustees.


      The following individuals serve as portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio of securities:


Michael C. Harhai             Portfolio   manager  of  the  Fund  since  1993;
                              portfolio    manager    of    the   ^    INVESCO
                              Advisor    Funds-Equity    Fund   since    1993;
                              portfolio    manager   for    INVESCO    Capital
                              Management,     Inc.    (1993    to    present);
                              senior  vice   president  and  manager,   Sovran
                              Capital   Management   Corp.   (1992  to  1993);
                              senior    vice     president    and    portfolio
                              manager,     C&S/Sovran    Capital    Management
                              (1991  to  1992);   senior  vice  president  and
                              portfolio    manager,    Citizens   &   Southern
                              Investment   Advisors,   Inc.  (1984  to  1991);
                              began   investment   career   in   1972;   B.A.,
                              University    of    South    Florida;    M.B.A.,
                              University   of   Central   Florida;   Chartered
                              Financial     Analyst;      trustee,     Atlanta
                              Society of Financial Analysts.

Terrence Irrgang              Assistant   portfolio   manager   of  the   Fund
                              since   1993;   co-portfolio   manager   of  the
                              ^  INVESCO  Advisor   Funds-Equity   Fund  since
                              1993;     portfolio    manager    for    INVESCO
                              Capital     Management,     Inc.     (1992    to
                              present); consultant, Towers, Perrin & Forster &

                              Crosby (1988 to 1992); began investment career in 1981; B.A., Gettysburg College; M.B.A., Temple University; Chartered Financial Analyst.


      Under the investment advisory agreement, the Trust pays INVESCO a monthly fee at the following annual rates^ based on the average net assets of the Fund:
0.75% on the first $500 million of the Fund's average net assets; 0.65% on the next $500 million of the Fund's average net assets; and 0.50% on the average net assets of the Fund in excess of $1 billion. While the portion of INVESCO's fees which is equal to 0.75% of the net assets is higher than those generally charged by investment advisers to mutual funds, they are not higher than those charged by most other investment advisers to funds of comparable asset levels to the Fund. For the fiscal year ended August 31, ^ 1996, the advisory fees paid to INVESCO Funds Group, Inc., amounted to 0.75% of the average net assets of the Fund.

      Out of its advisory fee which it receives from the Fund, INVESCO pays ICM, as sub-adviser to the Fund, a monthly fee^ which is computed at the annual rate of 0.20% on the first $500 million of the Fund's average net assets; 0.17% on the next $500 million of the Fund's average net assets; and 0.13% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Fund to ICM.

      The Fund bears those Trust expenses which are accrued daily that are incurred on its behalf and, in addition, bears a portion of general Trust expenses^ allocated based upon the relative net assets of the three Funds of the Trust. Such expenses are generally deducted from the Fund's total income before dividends are paid. Total expenses of the Fund, including investment advisory fees (but excluding brokerage commissions), as a percentage of its average net assets for the fiscal year ended August 31, ^ 1996, were ^ 1.01%.

      The Trust also has entered into an Administrative Services Agreement (the "Administrative Agreement") with INVESCO. Pursuant to the Administrative Agreement, INVESCO performs certain administrative and internal accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily^ and providing selected general ledger reports. For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at an annual rate not to exceed a maximum of 0.015% per annum of the average net assets of the Fund.


     The Declaration of Trust pursuant to which the Trust is organized contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust. The Declaration of Trust also provides for indemnification out of the Trust's property for any shareholder held personally liable for any Trust obligation. Thus, the risk of a shareholder being personally liable for obligations of the Trust is limited to the unlikely circumstance in which the Trust itself would be unable to meet its obligations.

      INVESCO, as the Trust's investment adviser, as well as ICM, as sub-adviser for the Fund, have the responsibility of placing orders for the purchase and sale of portfolio securities with brokers and dealers based upon their evaluation of broker-dealer financial responsibility coupled with broker-dealer ability to effect transactions at the best available prices. The Trust may place orders for portfolio transactions with qualified broker-dealers that recommend the various funds of the Trust to clients, or act as agent in the purchase of fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.

      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

HOW SHARES CAN BE PURCHASED

      Shares of the Fund are sold on a continuous basis by INVESCO, as the Fund's Distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Fund. To purchase shares of the Fund, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

                        INVESCO FUNDS GROUP, INC.
                        Post Office Box 173706
                        Denver, Colorado  80217-3706

      Purchase orders must specify the Fund in which the investment is to be made.


      The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the ^ prospectus section entitled "Services Provided by the ^ Trust," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual Retirement Account ("IRA"), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in the Fund under a federal income tax-deferred retirement plan (other than an IRA), or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund. The minimum initial purchase requirement of $1,000, as described above, does not apply to shareholder account(s) in any of the INVESCO funds opened prior to January 1, 1993, and thus is not a minimum balance requirement for those existing accounts. However, for shareholders already having accounts in any of the INVESCO funds, all initial share purchases in a new fund account, including those made using the exchange privilege, must meet the fund's applicable minimum investment requirement.


      The purchase of shares in the Fund can be expedited by placing bank wire, overnight courier or telephone orders. For further information, the purchaser may call the Trust's office by using the telephone number on the cover of this ^ prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237.


      Orders to purchase Fund shares can be placed by telephone. Shares of the Fund will be issued at the net asset value next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the Trust within three business days or the transaction may be cancelled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. INVESCO has agreed to indemnify the Trust for any losses resulting from the cancellation of telephone purchases.

      If your check does not clear, or if a telephone purchase must be cancelled due to nonpayment, you will be responsible for any related loss the Fund or INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Fund has the option to redeem shares from any identically registered account in the Fund or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.

      Persons who invest in the Fund through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with the Fund in any transaction. In that event, there is no such charge. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund.

     The Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of Fund Management, such rejection is in the best interest of the Fund.

     Net asset value per share is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Trust's board of trustees believes that such value represents fair value.


      Under certain circumstances, the Fund may offer its shares, in lieu of cash payment, for securities to be purchased by the Fund. Such a transaction can benefit the Fund by allowing it to acquire securities for its portfolio without paying brokerage commissions. For the same reason, the transaction also may be beneficial to the party exchanging the securities. The Fund shall not enter into such transactions, however, unless the securities to be exchanged for Fund shares are readily marketable and not restricted as to transfer either by law or liquidity of the market, comply with the investment policies and objectives of the Fund, are of the type and quality which would normally be purchased for the Fund's portfolio, are acquired for investment and not for resale, have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ, and are securities which the Fund would otherwise purchase on the open market. The value of Fund shares used to purchase portfolio securities as stated herein will be the net asset value as of the effective time and date of the exchange. The securities to be received by the Fund will be valued in accordance with the same procedure used in valuing the Fund's portfolio securities. Any investor wishing to acquire shares of the Fund in exchange for securities should contact either the ^ president or the ^ secretary of the Trust at the address or telephone number shown on the cover page of this ^ prospectus.


SERVICES PROVIDED BY THE TRUST


      Shareholder Accounts. INVESCO maintains a share account that reflects the current holdings of each shareholder. A separate account will be maintained for a shareholder for each ^ fund in which the shareholder invests. As a business trust, the Trust does not issue share certificates. Each shareholder is sent a detailed confirmation of each transaction in shares of the Trust. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Trust's office by using the telephone number on the cover of this ^ prospectus.


      Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund at the net asset value per share of the Fund in effect on the ex-dividend date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised and distributed by INVESCO, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting INVESCO.

      Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting INVESCO.


      Exchange Privilege. Shares of the Fund may be exchanged for shares of any other fund of the Trust, as well as for shares of any of the following other no-load mutual funds, which are also advised and distributed by INVESCO, on the basis of their respective net asset values at the time of the exchange: INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc.^ and INVESCO Tax-Free Income Funds, Inc.


      An exchange involves the redemption of shares in the Fund and investment of the redemption proceeds in shares of another fund of the Trust or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this ^ prospectus. Exchanges made by telephone must be in the amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements.

      The privilege of exchanging Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the new account Application^ or a Telephone Transaction Authorization Form or otherwise utilizing telephone exchange privileges, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that exchange transactions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.


      In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate the exchange privilege of any shareholder who requests more than four exchanges in a year. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange privilege also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the 1940 Act, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

      Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences, and should be aware that the exchange privilege may only be available in those states where exchanges legally may be made, which will require that the shares being acquired are registered for sale in the shareholder's state of residence. Shareholders interested in exercising the exchange privilege may contact INVESCO for information concerning their particular exchanges.

      Automatic Monthly Exchange. Shareholders who have accounts in any one or more of the mutual funds distributed by INVESCO may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Privilege" on a monthly basis, subject to the Fund's minimum initial investment or subsequent investment requirements. This automatic exchange program can be changed by the shareholder at any time by notifying INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by writing to INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      Direct Payroll Purchase. Shareholders may elect to have their employers make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder by notifying the employer. Further information regarding this service can be obtained by contacting INVESCO.


      Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for self-employed individual retirement plans, IRAs, simplified employee pension plans^ and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.

      Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from INVESCO. INVESCO Trust Company, a subsidiary of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call INVESCO at the telephone number listed on the cover of this ^ prospectus or send a written request to: Retirement Services, INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706.

HOW TO REDEEM SHARES

      Shares of the Fund may be redeemed at any time at their current net asset value next determined after a request in proper form is received at the Trust's office. (See "How Shares Can Be Purchased.") Net asset value per share of the Fund at the time of the redemption may be more or less than the price originally paid to purchase shares.


      In order to redeem shares, a written redemption request signed by each registered owner of the account may be submitted to INVESCO at the address noted above. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc. at 7800 E. Union Avenue, Denver, CO 80237. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specifics. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of ^ broker-dealers may differ from those applicable to other shareholders.


      Be careful to specify the account from which the redemption is to be made. Shareholders have a separate account for each fund in which they invest.

      Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in his Fund account, INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Trust reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

      Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250)^ held in accounts maintained in their name by telephoning redemption instructions to INVESCO, using the telephone number on the cover of this ^ prospectus. For INVESCO Trust Company sponsored federal income tax-deferred retirement plans, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder on its Fund account, or wired (minimum $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Fund charges no fee for effecting such telephone redemptions. These telephone redemption privileges may be modified or terminated in the future at the discretion of Fund Management. Shareholders should understand that while the Fund will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.

      The privilege of redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a new account Application^ or a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions inititated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.


TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.


      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state^ and local income tax purposes.

Dividends and other distributions are taxable whether they are received in cash or automatically invested in shares of the Fund or another fund in the INVESCO group.

      The Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless a shareholder is subject to backup withholding for other reasons, the shareholder can avoid backup withholding on his Fund account by ensuring that INVESCO has a correct, certified tax identification number.


      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on a quarterly basis, at the end of November, February, May and August, at the discretion of the Trust's board of trustees.


      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of the distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying full purchase price, a portion of which is then returned in the form of a taxable distribution.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending on how long the Fund held the security which gave rise to the gains. The capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends.

     Shareholders also may realize capital gains or losses when they sell Fund shares at more or less than the price originally paid.


     Shareholders  are  encouraged to consult their tax advisers with respect to
these  matters.   For  further   information,   see  "Dividends,   Capital  Gain
Distributions and Taxes" in the Statement of Additional Information.


ADDITIONAL INFORMATION


      Voting Rights. All shares of the Trust's ^ funds have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of trustees, will be by all funds of the Trust voting together. In other cases, such as voting upon the investment advisory contract for the individual funds, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the fund or funds affected by the matter will be entitled to vote thereon. The Trust is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, the board of trustees will call such special meetings of shareholders for the purpose, among other reasons, of voting the question of removal of a trustee or trustees when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust's Declaration of Trust. The Trust will assist shareholders in communicating with other shareholders as required by the 1940 Act. Trustees may be removed by action of the holders of two-thirds of the outstanding shares of the Trust.

      Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Trust at the telephone number or mailing address set forth on the cover page of this ^ prospectus.

     Transfer and Dividend Disbursing Agent. INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237, acts as registrar, transfer agent^ and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement which provides that the Fund will pay an annual fee of ^ $20.00 per shareholder account or omnibus account participant. The transfer agency fee is not charged to each shareholder's or participant's account^ but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of INVESCO, may provide sub-transfer agency services to the Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by INVESCO. In such cases, INVESCO may pay the third party an annual sub-transfer agency or record-keeping fee ^ out of the transfer agency fee which is paid to INVESCO by the Fund.

                              INVESCO VALUE TRUST


                              PROSPECTUS
                              ^ January 1, 1997


                              INVESCO Value Equity Fund


To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085


To reach PAL, your 24-hour Personal Account Line, call:


      1-800-424-8085

Or write to:

      INVESCO Funds Group, Inc., Distributor
      Post Office Box 173706
      Denver, Colorado  80217-3706


You can find us on the World Wide Web:

      http://www.invesco.com


If you're in Denver, visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

PROSPECTUS
^ January 1, 1997


                              INVESCO VALUE TRUST

                   INVESCO Intermediate Government Bond Fund


      INVESCO Intermediate Government Bond Fund (the "Fund") seeks to achieve a high total return on investments through capital appreciation and current income by investing primarily in obligations of the U.S. ^ government and its agencies and instrumentalities maturing in three to five years.

      The Fund is a series of INVESCO ^ Value Trust (the "Trust"), an open-end management investment company consisting of three separate portfolios of investments. This ^ prospectus relates to shares of INVESCO Intermediate Government Bond Fund. Separate ^ prospectuses are available upon request from INVESCO Funds Group, Inc. for the Trust's other two funds, INVESCO Value Equity Fund and INVESCO Total Return Fund. Investors may purchase shares of any or all funds. Additional funds may be offered in the future.

      This ^ prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated ^ January 1, 1997, has been filed with the Securities and Exchange Commission^ and is incorporated by reference into this prospectus. To obtain a free copy, write to INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or by calling 1-800-525-8085; or on the World Wide Web: http://www.invesco.com.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                  ----------

TABLE OF CONTENTS


                                                                          Page
                                                                          ----

ANNUAL FUND EXPENSES                                                        30

FINANCIAL HIGHLIGHTS                                                        32

PERFORMANCE DATA                                                            34

INVESTMENT OBJECTIVE AND POLICIES                                           35

RISK FACTORS                                                                36

THE TRUST AND ITS MANAGEMENT                                                40

HOW SHARES CAN BE PURCHASED                                                 43

SERVICES PROVIDED BY THE TRUST                                              46

HOW TO REDEEM SHARES                                                        49

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS                             51

ADDITIONAL INFORMATION                                                      52

ANNUAL FUND EXPENSES

      The Fund is 100% no-load; there are no fees to purchase, exchange or redeem shares, nor any ongoing marketing ("12b-1") expenses. Lower expenses benefit Fund shareholders by increasing the Fund's total return.

Shareholder Transaction Expenses
Sales load "charge" on purchases                                  None
Sales load "charge" on reinvested dividends                       None
Redemption fees                                                   None
Exchange fees                                                     None

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fee                                                    0.60%
12b-1 Fees                                                        None
Other Expenses ^(after absorbed expenses)(1)                      0.40%
  Transfer Agency ^ Fee(2)                         0.40%
  General Services, Administrative
    Services, Registration, Postage ^(after
    ^ voluntary expense limitation)(1)(3)          0.00%
^ Total Fund Operating Expenses
  (after absorbed expenses)(1)(4)                                 1.00%

      (1) Certain Fund expenses are being voluntarily absorbed by INVESCO Funds Group, Inc. ("IFG") to ensure that the Fund's annualized total operating expenses do not exceed 1.00% of the Fund's average net assets. This policy is applicable to Fund expenses incurred on or after May 1, 1996. Ratio reflects total expenses less absorbed expenses by IFG, before any expense offset arrangement. In the absence of such voluntary expense limitation, the Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been 0.64% and 1.24%, respectively, based on the Fund's actual expenses for the fiscal year ended August 31, 1996.

      (2)   Consists   of   the   transfer    agency   fee   described   under
"Additional Information - Transfer and Dividend Disbursing Agent."

      ^(3) Includes, but is not limited to, fees and expenses of trustees, custodian bank, legal counsel and ^ independent accountants, a securities pricing service, costs of administrative services furnished under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

      (4) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees and pricing expenses were reduced under an expense offset arrangement. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangement, the figures shown above DO NOT reflect these reductions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net Assets shown under "Financial Highlights" DO reflect reductions for periods prior to the fiscal year ended August 31, 1996. See "The Trust And Its Management."


Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------
                  $12         ^ $37       $64         $140

      The purpose of the foregoing table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses are paid from the Fund's assets. (See "The Trust ^ And Its Management.") The above figures for INVESCO Intermediate Government Bond Fund are based on fiscal year-end information. The Fund charges no sales load, redemption fee or exchange fee and bears no distribution expenses. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)


      The following information for each of the ^ three years ended August 31, ^ 1996, the eight-month fiscal period ended August 31, 1993, and each of the four years ended December 31, 1992, has been audited by Price Waterhouse LLP, independent accountants. Prior years' information was audited by another independent accounting firm. This information should be read in conjunction with the audited financial statements and the report of independent accountants thereon appearing in the Trust's ^ 1996 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc., at the address or telephone number on the cover of this ^ prospectus. All per share data has been adjusted to reflect an 80 to 1 stock split which was effected on January 2, 1991.




                                                             Period
                                                            ^ Ended
                                 Year Ended ^ August 31   August 31                   Year Ended December 31
                              ^-------------------------- ---------  ------------------------------------------------------
                                  1996     1995      1994    1993 >     1992     1991     1990     1989     1988     1987

^
PER SHARE DATA
Net Asset Value -
  Beginning of Period           $12.64   $12.16    $13.25   $12.68    $12.89   $12.13   $12.07   $11.90   $12.19   $12.88 ^
                               -------------------------- ---------  ------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income             0.73     0.73      0.70     0.48      0.90     0.89     1.00     1.03     0.81     0.66 ^
Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)               (0.34)     0.48    (0.75)     0.57    (0.16)     0.77     0.05     0.17   (0.28)   (0.52) ^
                               -------------------------- ---------  ------------------------------------------------------
Total from Investment
  Operations                      0.39     1.21    (0.05)     1.05      0.74     1.66     1.05     1.20     0.53     0.14 ^
                               -------------------------- ---------  ------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income+              0.73     0.73      0.70     0.48      0.90     0.90     0.99     1.03     0.82     0.83 ^
Distributions from
  Capital Gains                   0.00     0.00      0.34     0.00      0.05     0.00     0.00     0.00     0.00     0.00
                              ^-------------------------- ---------  ------------------------------------------------------
Total Distributions               0.73     0.73      1.04     0.48      0.95     0.90     0.99     1.03     0.82     0.83 ^
                               -------------------------- ---------  ------------------------------------------------------
Net Asset Value -
  End of Period                 $12.30   $12.64    $12.16   $13.25    $12.68   $12.89   $12.13   $12.07   $11.90   $12.19 ^
                               ========================== =========  ======================================================^

TOTAL RETURN                     3.12%   10.36%   (0.37%)   8.38%*     6.03%   14.16%    9.08%   10.52%    5.48%    1.20% ^






RATIOS
Net Assets - End of Period
  ($000 Omitted)               $39,949  $37,339   $31,861  $39,384   $29,649  $24,385  $18,380  $19,805  $18,042  $15,049 ^
Ratio of Expenses to Average
  Net Assets#                   1.15%@    1.20%     1.07%   0.96%~     0.97%    0.93%    0.85%    0.85%    0.85%    0.94% ^
Ratio of Net Investment Income
  to Average Net Assets#         5.81%    6.04%     5.58%   5.48%~     6.38%    7.28%    8.16%    8.45%    7.92%    7.31% ^
Portfolio Turnover Rate            63%      92%       49%     34%*       93%      51%      31%      52%       6%      28% ^

> From January 1, 1993 to August 31^, 1993, the Fund's current fiscal year-end.^

+ Distributions in excess of net investment income for the year ended August 31, 1994, aggregated less than $0.01 on a per share basis.

* Based^ on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended August 31, 1996 and December 31, 1990, 1989, 1988^ and 1987 ^. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.24%, 0.96%, 1.00%, 1.08%^ and 1.30% ^, respectively, and ratio of net investment income to average net assets would have been 5.72%, 8.05%, 8.30%, 7.69%^ and 6.95%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

     Further information about the performance of the Fund is contained in the Trust's ^ Annual Report to Shareholders, which may be obtained without charge by writing INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or by calling 1-800-525-8085.

PERFORMANCE DATA


      From time to time, the Fund ^ advertises its total return performance. ^ These figures are based upon historical ^ investment results and are not intended to indicate future performance. ^ Total return is computed by calculating the percentage change in value of an investment ^, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. ^ Cumulative total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Thus, a given report of total return performance should not be considered as representative of future performance. The Fund charges no sales load, redemption fee or exchange fee which would affect total return computations.

      ^ The yield of the Fund is calculated by utilizing the Fund's calculated income, expenses and average outstanding shares for the most recent 30-day or one-month period, dividing it by the month-end net asset value and annualizing the resulting number. Unlike "total return" quotations, quotations of "yield" do not include the effect of capital changes. The Fund charges no sales load, redemption fee^ or exchange fee. Accordingly, both purchase price and redemption price equal net asset value per share, and no adjustments are made in either yield or total return performance calculations to reflect nonrecurring charges.

      In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance or yield for a given period and recognized bond indices and indices of investment results for the same period^ and/or assessments of the quality of shareholder service^ may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc., Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher
Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings^ and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar^ and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in advertising. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Intermediate U.S. Government Funds" Lipper mutual fund groupings, in addition to the broad-based Lipper general fund grouping.

INVESTMENT OBJECTIVE AND POLICIES


      The Trust consists of three separate portfolios of investments (referred to as the "Funds"), each represented by a different ^ series of the Trust's shares. This ^ prospectus relates to INVESCO Intermediate Government Bond Fund; separate ^ prospectuses for INVESCO Value Equity Fund and INVESCO Total Return Fund are available. The investment objective of the Fund is to seek a high total return on investment through capital appreciation and current income. Funds having an investment objective of seeking a high total return may be limited in their ability to obtain their objective by the limitations on the types of securities in which they may invest. Therefore, no assurance can be given that the Fund will be able to achieve its investment objective.

      The Fund invests primarily in obligations of the U.S. government and its agencies and instrumentalities maturing in three to five years. Under normal circumstances, at least 65% of the Fund's total assets will be invested in government obligations consisting of direct obligations of the U.S. government (U.S. Treasury Bills, Notes and Bonds), obligations guaranteed by the U.S. government, such as Government National Mortgage Association obligations, and obligations of U.S. government authorities, agencies and instrumentalities, which are supported only by the assets of the issuer, such as Federal National Mortgage Association, Federal Home Loan Bank, Federal Financing Bank and Federal Farm Credit Bank. The remaining 35% of the Fund's total assets may be invested under normal circumstances in corporate debt obligations which are rated by Moody's Investors Service, Inc. ("Moody's") in its four highest ratings of corporate obligations (Aaa, Aa, A and Baa) or by Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc. ("S&P") in its four highest ratings of corporate obligations (AAA, AA, A and BBB)^ or, if not rated, which in the opinion of the Fund's investment adviser or sub-adviser (collectively, "Fund Management") have investment characteristics similar to those described in such ratings. A bond rating of Baa by Moody's indicates that the bond issue is of "medium grade," neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics^ and have speculative characteristics as well. A bond rating of BBB by S&P indicates that the bond issue is in the lowest "investment grade" security rating. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category, and they may have speculative characteristics. (See Appendix A to the Statement of Additional Information for specific descriptions of these corporate bond rating ^ categories.) The dollar weighted average maturity of the Fund's investments will normally be from three to ten years. (See "Risk Factors" section of this ^ prospectus for an analysis of the risks presented by this Fund's ability to enter into contracts for the future delivery of fixed income securities commonly referred to as "interest rate futures contracts"^ and its ability to use options to purchase or sell interest rate futures contracts or debt securities and to write covered call options and cash secured puts.)

      Obligations of certain U.S. government agencies and instrumentalities may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, such as the Federal National Mortgage Association, by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment^ and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. The Fund will invest in securities of such instrumentalities only when Fund Management is satisfied that the credit risk with respect to any such instrumentality is minimal.


      The investment objective of the Fund and its investment policies, except where indicated to the contrary, are deemed to be fundamental policies and thus may not be changed without prior approval by the holders of a majority of its outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940 (the "1940 Act"). In addition, the Trust and this Fund are subject to certain investment restrictions which are set forth in the Statement of Additional Information and which may not be altered without approval of the Fund's shareholders. One of those restrictions limits the Fund's borrowing of money to borrowings from banks for temporary or emergency purposes (but not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the Fund's total assets.

RISK FACTORS

      Investors should consider the special factors associated with the policies discussed below in determining the appropriateness of an investment in the INVESCO Intermediate Government Bond Fund. The Fund's policies regarding investments in foreign securities and foreign currencies are not fundamental and may be changed by vote of the Trust's board of trustees.

      Foreign   Securities.   The   Fund   may   invest   up  to  25%  of  its
total  assets  in  foreign   securities,   although  it  currently   does  not
intend to invest more than 5% of its total assets in foreign securities.

Investments in securities of foreign companies and in foreign debt or equity markets involve certain additional risks not associated with investments in domestic companies and markets, including the risks of fluctuations in foreign currency exchange rates and of political or economic instability, the difficulty of predicting international trade patterns, and the possibility of imposition of exchange controls or currency blockage. In addition, there may be less information publicly available about a foreign company than about a domestic company, and there is generally less government regulation of stock exchanges, brokers^ and listed companies abroad than in the United States. Moreover, with respect to certain foreign countries, there may be a possibility of expropriation or confiscatory taxation. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. As one way of managing exchange rate risk, the Fund may enter into forward foreign currency exchange contracts (i.e., purchasing or selling foreign currencies at a future date). For additional information regarding forward foreign currency exchange contracts, see the Trust's Statement of Additional Information.

      Repurchase Agreements. The Fund may engage in repurchase agreements with banks, registered broker-dealers^ and registered government securities dealers, which are deemed creditworthy. A repurchase agreement is a transaction in which the Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. However, in the event the seller should default, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Fund's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Trust will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the Fund would suffer a loss. Although the Fund has not adopted any limit on the amount of its total assets that may be invested in repurchase agreements, the Fund intends that at no time will the market value of the Fund's securities subject to repurchase agreements exceed 20% of the total assets of the Fund.


      Illiquid Securities. The Fund may invest from time to time in securities subject to restrictions on disposition under the Securities Act of 1933
("restricted securities"), securities without readily available market quotations or illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the Fund). However, on the date of purchase, no such investment may increase the Fund's holdings of restricted securities to more than 2% of the value of the Fund's total assets or its holdings of illiquid securities or those without readily available market quotations to more than 5% of the value of the Fund's total assets. The Fund is not required to receive registration rights in connection with the purchase of restricted securities and, in the absence of such rights, marketability and value can be adversely affected because the Fund may be unable to dispose of such securities at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registrations.

      Interest Rate Futures Contracts and Options. The Fund may enter into interest rate futures contracts for hedging or other non-speculative purposes within the meaning and intent of applicable rules of the Commodity Futures Trading Commission ("CFTC"). Interest rate futures contracts are purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on the Fund's current or intended investments in fixed income securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates, the adverse effects of such changes may be offset, in whole or part, by gains on the sale of interest rate futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general decline in interest rates, may be offset, in whole or part, by gains on interest rate futures contracts purchased by the Fund. The Fund will incur brokerage fees when it purchases and sells interest rate futures contracts, and it will be required to maintain margin deposits.

      The Fund also may use options to buy or sell interest rate futures contracts or debt securities. Such investment strategies will be used as a hedge and not for speculation. The Fund will not enter into interest rate futures contracts or options to buy and sell such contracts or debt securities if the aggregate initial margin and premiums thereon would exceed 5% of the Fund's total assets.


      Put and call options on interest rate futures contracts may be traded by the Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. Purchases of options on interest rate futures contracts may present less dollar risk in hedging the portfolio of the Fund than the purchase and sale of the underlying interest rate futures contracts, ^ because the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying interest rate futures contract changes sufficiently, the option may expire without value to the Fund. The writing of such covered options, however, does not present less risk than the trading of interest rate futures contracts^ and will constitute only a partial hedge, up to the amount of the premium received, and, if an option is exercised, the Fund may suffer a loss on the transaction.


      The Fund will purchase put or call options on debt securities in anticipation of changes in interest rates or other factors which may adversely affect the value of its portfolio or the prices of debt securities which the Fund anticipates purchasing at a later date. The Fund may be able to offset such adverse effects on its portfolio, in whole or in part, through the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund.

      The Fund may, from time to time, also sell ("write") covered call options or cash secured puts in order to attempt to increase the yield on its portfolio or to protect against declines in the value of its portfolio securities. Such covered call options and cash secured puts will not exceed 25% of the Fund's total assets. By writing a covered call option, the Fund, in return for the premium income realized from the sale of the option, gives up the opportunity to profit from a price increase in the underlying security above the option exercise price, where the price increase occurs while the option is in effect. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect. By writing a cash secured put, the Fund, which receives the premium, has the obligation during the option period, upon assignment of an exercise notice, to buy the underlying security at a specified price. A put is secured by cash if the Fund maintains at all times cash, Treasury bills or other high grade short-term obligations with a value equal to the option exercise price in a segregated account with its custodian.

      Although the Fund will enter into interest rate futures contracts and options on debt securities and interest rate futures contracts solely for hedging or other nonspeculative purposes, within the meaning and intent of applicable rules of the CFTC, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or interest rate futures contract and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Further, forward contracts entail particular risks related to conditions affecting the underlying currency. Forward contracts also involve risks arising from the lack of an organized exchange trading environment.

Transactions in futures contracts, forward contracts and options are subject to other risks as well.

      The risks related to transactions in options and futures to be entered into by the Fund are set forth in greater detail in the Statement of Additional Information, which should be reviewed in conjunction with the foregoing discussion.

      Securities Lending. Consistent with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, the Fund may make loans of its portfolio securities (not to exceed 10% of the Fund's total assets) to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with securities loans.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, market considerations warrant such action. As a result, while it is anticipated that the Fund's annual portfolio turnover rate generally will not exceed 100%, under certain market conditions the portfolio turnover rate for the Fund may exceed 100%. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The Fund's portfolio turnover rates are set forth under "Financial Highlights" and, along with the Trust's brokerage allocation policies, are discussed in the Statement of Additional Information.

THE TRUST AND ITS MANAGEMENT


      On November 4, 1996, an Agreement and Plan of Merger among INVESCO PLC, INVESCO Group Services, Inc. ("Services") and AIM Management Group, Inc. ("AIM") was signed under which AIM will be merged with Services. When this merger takes effect, which is expected to occur in the first part of 1997, the Fund's Investment Advisory, Sub-Advisory, Distribution, Administrative Services and Transfer Agency Agreements (the "Agreements") will automatically terminate. Consummation of this merger is conditioned, among other things, on new Agreements, essentially identical to the existing Agreements, including the provisions governing fees, being presented to, and approved by, the Trust's board of trustees and, where necessary, the Fund's shareholders prior to this merger taking effect. The meeting of the Fund's shareholders to consider the necessary new Agreements is expected to occur in early 1997. Fund Management anticipates that the key personnel responsible for providing services to the Fund will remain unchanged.


      The Trust is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified management investment company. The Trust was organized on July 15, 1987, under the laws of the Commonwealth of Massachusetts as "Financial Series Trust." On July 1, 1993, the Trust changed its name to "INVESCO Value Trust." The overall supervision of the Trust is the responsibility of its board of trustees.


      INVESCO Funds Group, Inc. ("INVESCO"), 7800 E. Union Avenue, Denver, Colorado, serves as the Trust's investment adviser pursuant to an investment advisory agreement. Under this agreement, INVESCO provides the Fund with various management services and supervises the Fund's daily business affairs. Specifically, INVESCO performs all administrative, clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Trust, excluding, however, those services that are the subject of a separate agreement between the Trust and INVESCO or any affiliate thereof. Services provided pursuant to separate agreement include the distribution and sale of Trust shares and provision of transfer agency, dividend disbursing agency^ and registrar services, and services furnished under an Administrative Services Agreement with INVESCO dated as of February 20, 1989^.

      INVESCO is an indirect, wholly-owned subsidiary of INVESCO PLC. INVESCO PLC is a financial holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO was established in 1932 and, as of August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios, with combined assets of approximately ^ $12.8 billion on behalf of over ^ 827,000 shareholders.

      INVESCO has contracted with INVESCO Capital Management, Inc. ("ICM"), the Trust's investment adviser prior to 1991, for investment sub-advisory and research services on behalf of the Fund. ICM is an indirect, wholly-owned subsidiary of INVESCO PLC that^ currently manages in excess of $39 billion of assets on behalf of tax-exempt accounts (such as pension and profit-sharing funds for corporations and state and local governments) and ^ investment companies. Although the Trust is not a party to the sub-advisory agreement, the agreement has been approved by the shareholders of the Trust. Services provided by INVESCO and ICM are subject to review by the Trust's board of trustees.


      The following individuals serve as portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio of securities:


James O. Baker                Portfolio manager of the Fund since 1993;
                              portfolio   manager  of  the  ^  INVESCO   Advisor
                              Funds-Income Fund since 1993; portfolio manager of INVESCO Capital Management, Inc. (1992 to present); portfolio manager, Willis Investment
                              Counsel (1990 to 1992); broker, Morgan Keegan
                              (1989 to 1990); broker, Drexel Burnham Lambert
                              (1985 to 1990); began investment career in 1977;
                              B.A., Mercer University; Chartered Financial
                              Analyst.

Ralph H. Jenkins, Jr.         Assistant   portfolio   manager   of  the   Fund
                              since   1993;   co-portfolio   manager   of  the
                              ^  INVESCO  Advisor   Funds-Income   Fund  since
                              1989;   vice   president   (1991   to   present)
                              and   portfolio   manager   (1988  to   present)
                              of    INVESCO    Capital    Management,    Inc.;
                              began   investment   career  in  1969;   B.B.C.,
                              Auburn   University;    M.A.,    University   of
                              Alabama;     Chartered     Financial    Analyst;
                              Chartered Investment Counselor.

      Under the investment advisory agreement, the Trust pays INVESCO a monthly fee at the following annual rates, based on the average net assets of the Fund:
0.60% on the first $500 million of the Fund's average net assets; 0.50% on the next $500 million of the Fund's average net assets; and 0.40% on the average net assets of the Fund in excess of $1 billion. For the fiscal year ended August 31, ^ 1996, the advisory fees paid to INVESCO Funds Group, Inc. amounted to 0.60% of the average net assets of the Fund.


      Out of its advisory fee which it receives from the Fund, INVESCO pays ICM, as sub-adviser to the Fund, a monthly fee, which is computed at the annual rate of 0.16% on the first $500 million of the Fund's average net assets; 0.13% on the next $500 million of the Fund's average net assets; and 0.11% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Fund to ICM.


      The Fund bears those Trust expenses which are accrued daily that are incurred on its behalf and, in addition, bears a portion of general Trust expenses, allocated based upon the relative net assets of the three Funds of the Trust. Such expenses are generally deducted from the Fund's total income before dividends are paid. Total expenses of the Fund for the fiscal year ended August 31, 1996, including investment advisory fees (but excluding brokerage commissions), ^ amounted to 1.15% of the Fund's average net assets. Certain Fund expenses are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund in order to ensure that the Fund's total expenses do not exceed 1.00% of the Fund's average net assets. This commitment is applicable to Fund expenses incurred on or after May 1, 1996, and may be changed following consultation with the Company's board of trustees.

      The Trust also has entered into an Administrative Services Agreement (the "Administrative Agreement") with INVESCO. Pursuant to the Administrative Agreement, INVESCO performs certain administrative and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily^ and providing selected general ledger reports. For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at an annual rate not to exceed a maximum of 0.015% per annum of the average net assets of the applicable Fund.

      The Declaration of Trust pursuant to which the Trust is organized contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust. The Declaration of Trust also provides for indemnification out of the Trust's property for any shareholder held personally liable for any Trust obligation. Thus, the risk of a shareholder being personally liable for obligations of the Trust is limited to the unlikely circumstance in which the Trust itself would be unable to meet its obligations.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon their evaluation of broker-dealer financial responsibility coupled with broker-dealer ability to effect transactions at the best available prices. The Trust may place orders for portfolio transactions with qualified broker-dealers that recommend the various funds of the Trust to clients, or act as agent in the purchase of fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.

      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

HOW SHARES CAN BE PURCHASED

      Shares of the Fund are sold on a continuous basis by INVESCO, as the Fund's Distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Fund. To purchase shares of the Fund, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

            INVESCO FUNDS GROUP, INC.
            Post Office Box 173706
            Denver, Colorado  80217-3706

      Purchase orders must specify the Fund in which the investment is to be made.

      The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the ^ prospectus section entitled "Services Provided by the ^ Trust," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an Individual Retirement Account ("IRA"), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in the Fund under a federal income tax-deferred retirement plan (other than an IRA), or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund. The minimum initial purchase requirement of $1,000, as described above, does not apply to shareholder account(s) in any of the INVESCO funds opened prior to January 1, 1993, and thus is not a minimum balance requirement for those existing accounts. However, for shareholders already having accounts in any of the INVESCO funds, all initial share purchases in a new fund account, including those made using the exchange privilege, must meet the fund's applicable minimum investment requirement.

      The purchase of shares in the Fund can be expedited by placing bank wire, overnight courier^ or telephone orders. For further information, the purchaser may call the Trust's office by using the telephone number on the cover of this ^ prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237.


      Orders to purchase Fund shares can be placed by telephone. Shares of the Fund will be issued at the net asset value next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the Trust within three business days or the transaction may be cancelled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. INVESCO has agreed to indemnify the Trust for any losses resulting from the cancellation of telephone purchases.

     If your check does not clear, or if a telephone purchase must be cancelled due to nonpayment, you will be responsible for any related loss the Fund or INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Fund has the option to redeem shares from any identically registered account in the Fund or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.

      Your order to purchase Fund shares will not begin earning dividends or other distributions until your payment can be converted into available federal funds under regular banking procedures or, if you are acquiring shares in an exchange from another INVESCO fund, the Fund receives the proceeds of the exchange. Checks normally are converted into federal funds (moneys held on deposit within the Federal Reserve System) within two or three business days after they have been received by INVESCO, although this period may be longer for checks drawn on banks that are not members of the Federal Reserve System.

      Persons who invest in the Fund through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with the Fund in any transaction. In that event, there is no such charge. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund.

      The Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of Fund Management, such rejection is in the best interest of the Fund.

      Net asset value per share is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Trust's board of trustees believes that such value represents fair value.

      Under certain circumstances, the Fund may offer its shares, in lieu of cash payment, for securities to be purchased by the Fund. Such a transaction can benefit the Fund by allowing it to acquire securities for its portfolio without paying brokerage commissions. For the same reason, the transaction also may be beneficial to the party exchanging the securities. The Fund shall not enter into such transactions, however, unless the securities to be exchanged for Fund shares are readily marketable and not restricted as to transfer either by law or liquidity of the market, comply with the investment policies and objectives of the Fund, are of the type and quality which would normally be purchased for the Fund's portfolio, are acquired for investment and not for resale, have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ, and are securities which the Fund would otherwise purchase on the open market. The value of Fund shares used to purchase portfolio securities as stated herein will be the net asset value as of the effective time and date of the exchange. The securities to be received by the Fund will be valued in accordance with the same procedure used in valuing the Fund's portfolio securities. Any investor wishing to acquire shares of the Fund in exchange for securities should contact either the ^ president or the ^ secretary of the Trust at the address or telephone number shown on the cover page of this ^ prospectus.


SERVICES PROVIDED BY THE TRUST


      Shareholder Accounts. INVESCO maintains a share account that reflects the current holdings of each shareholder. A separate account will be maintained for a shareholder for each ^ fund in which the shareholder invests. As a business trust, the Trust does not issue share certificates. Each shareholder is sent a detailed confirmation of each transaction in shares of the Trust. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Trust's office by using the telephone number on the cover of this ^ prospectus.


      Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund at the net asset value per share of the Fund in effect on the ex-dividend date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised and distributed by INVESCO, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting INVESCO.

      Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting INVESCO.


      Exchange Privilege. Shares of the Fund may be exchanged for shares of any other fund of the Trust, as well as for shares of any of the following other no-load mutual funds, which are also advised and distributed by INVESCO, on the basis of their respective net asset values at the time of the exchange: INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc.^ and INVESCO Tax-Free Income Funds, Inc.

      An exchange involves the redemption of shares in the Fund and investment of the redemption proceeds in shares of another fund of the Trust or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this ^ prospectus. Exchanges made by telephone must be in the amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements.

      The privilege of exchanging Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the new account Application^ or a Telephone Transaction Authorization Form or otherwise utilizing telephone exchange privileges, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that exchange transactions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.


      In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate the exchange privilege of any shareholder who requests more than four exchanges in a year. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange privilege also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the 1940 Act, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

      Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences, and should be aware that the exchange privilege may only be available in those states where exchanges legally may be made, which will require that the shares being acquired are registered for sale in the shareholder's state of residence. Shareholders interested in exercising the exchange privilege may contact INVESCO for information concerning their particular exchanges.

      Automatic Monthly Exchange. Shareholders who have accounts in any one or more of the mutual funds distributed by INVESCO may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Privilege" on a monthly basis, subject to the Fund's minimum initial investment or subsequent investment requirements. This automatic exchange program can be changed by the shareholder at any time by notifying INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by writing to INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      Direct Payroll Purchase. Shareholders may elect to have their employers make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder by notifying the employer. Further information regarding this service can be obtained by contacting INVESCO.

      Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for self-employed individual retirement plans, IRAs, simplified employee pension plans^ and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.

      Prototype forms for the establishment of these various plans, including, where applicable, disclosure statements required by the Internal Revenue Service, are available from INVESCO. INVESCO Trust Company, a subsidiary of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call INVESCO at the telephone number listed on the cover of this ^ prospectus or send a written request to: Retirement Services, INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706.


HOW TO REDEEM SHARES

      Shares of the Fund may be redeemed at any time at their current net asset value next determined after a request in proper form is received at the Trust's office. (See "How Shares Can Be Purchased.") Net asset value per share of the Fund at the time of the redemption may be more or less than the price originally paid to purchase shares.


      In order to redeem shares, a written redemption request signed by each registered owner of the account may be submitted to INVESCO at the address noted above. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc. at 7800 E. Union Avenue, Denver, CO 80237. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specifics. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of ^ broker-dealers may differ from those applicable to other shareholders.


      Be careful to specify the account from which the redemption is to be made. Shareholders have a separate account for each fund in which they invest.

      Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in his Fund account, INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Trust reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.


      Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250), held in accounts maintained in their name by telephoning redemption instructions to INVESCO, using the telephone number on the cover of this ^ prospectus. For INVESCO Trust Company sponsored federal income tax-deferred retirement plans, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder on its Fund account, or wired (minimum $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Fund charges no fee for effecting such telephone redemptions. These telephone redemption privileges may be modified or terminated in the future at the discretion of Fund Management. Shareholders should understand that while the Fund will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.


      The privilege of redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a new account

Application^ or a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow its established procedures, the Fund may be liable.


TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.


      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state^ and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically invested in shares of the Fund or another fund in the INVESCO group.


      The Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless a shareholder is subject to backup withholding for other reasons, the shareholder can avoid backup withholding on his Fund account by ensuring that INVESCO has a correct, certified tax identification number.

      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders. Dividends are declared daily and paid monthly, at the discretion of the Trust's board of trustees.

      In  addition,   the  Fund   realizes   capital  gains  and  losses  when
it  sells   securities  for  more  or  less  than  it  paid.  If  total  gains
on  sales  exceed  total  losses   (including   losses  carried  forward  from
previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of the distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying full purchase price, a portion of which is then returned in the form of a taxable distribution.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending on how long the Fund held the security which gave rise to the gains. The capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends.

      Shareholders also may realize capital gains or losses when they sell Fund shares at more or less than the price originally paid.


     Shareholders  are  encouraged to consult their tax advisers with respect to
these  matters.   For  further   information,   see  "Dividends,   Capital  Gain
Distributions and Taxes" in the Statement of Additional Information.


ADDITIONAL INFORMATION


      Voting Rights. All shares of the Trust's ^ funds have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of trustees, will be by all funds of the Trust voting together. In other cases, such as voting upon the investment advisory contract for the individual funds, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the fund or funds affected by the matter will be entitled to vote thereon. The Trust is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, the board of trustees will call such special meetings of shareholders for the purpose, among other reasons, of voting the question of removal of a trustee or trustees when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust's Declaration of Trust, and the Trust will assist shareholders in communicating with other shareholders as required by the 1940 Act. Trustees may be removed by action of the holders of two-thirds of the outstanding shares of the Trust.


      Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Trust at the telephone number or mailing address set forth on the cover page of this ^ prospectus.

      Transfer and Dividend Disbursing Agent. INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237, acts as registrar, transfer agent^ and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement which provides that the Fund will pay an annual fee of ^ $26.00 per shareholder account or omnibus account participant. The transfer agency fee is not charged to each shareholder's or participant's account^ but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of INVESCO, may provide sub-transfer agency services to the Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by INVESCO. In such cases, INVESCO may pay the third party an annual sub-transfer agency or record-keeping fee ^ out of the transfer agency fee which is paid to INVESCO by the Fund.

                                    INVESCO VALUE TRUST


                                    PROSPECTUS
                                    ^ January 1, 1997



                                    INVESCO   Intermediate   Government   Bond
                                    Fund



To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085


To reach PAL, your 24-hour Personal Account Line, call:


      1-800-424-8085

Or write to:

      INVESCO Funds Group, Inc., Distributor
      Post Office Box 173706
      Denver, Colorado  80217-3706


You can find us on the World Wide Web:

      http://www.invesco.com


If you're in Denver, visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

PROSPECTUS
^ January 1, 1997


                              INVESCO VALUE TRUST

                           INVESCO Total Return Fund

      INVESCO Total Return Fund (the "Fund") seeks to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles.


      The Fund is a series of INVESCO ^ Value Trust (the "Trust"), an open-end management investment company consisting of three separate portfolios of investments. This ^ prospectus relates to shares of INVESCO Total Return Fund. Separate ^ prospectuses are available upon request from INVESCO Funds Group, Inc. for the Trust's other two funds, INVESCO Value Equity Fund and INVESCO Intermediate Government Bond Fund. Investors may purchase shares of any or all funds. Additional funds may be offered in the future.

      This ^ prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated ^ January 1, 1997, has been filed with the Securities and Exchange Commission^ and is incorporated by reference into this prospectus. To obtain a free copy, write to INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085; or on the World Wide Web: http://www.invesco.com.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.
                                    ----------

TABLE OF CONTENTS
                                                                          Page
                                                                          ----

ANNUAL FUND EXPENSES                                                        57

FINANCIAL HIGHLIGHTS                                                        59

PERFORMANCE DATA                                                            61

INVESTMENT OBJECTIVE AND POLICIES                                           61

RISK FACTORS                                                                64

THE TRUST AND ITS MANAGEMENT                                                68

HOW SHARES CAN BE PURCHASED                                                 71

SERVICES PROVIDED BY THE TRUST                                              73

HOW TO REDEEM SHARES                                                        76

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS                             78

ADDITIONAL INFORMATION                                                      80

ANNUAL FUND EXPENSES

      The Fund is 100% no-load; there are no fees to purchase, exchange or redeem shares, nor any ongoing marketing ("12b-1") expenses. Lower expenses benefit Fund shareholders by increasing the Fund's total return.

Shareholder Transaction Expenses
Sales load "charge" on purchases                                  None
Sales load "charge" on reinvested dividends                       None
Redemption fees                                                   None
Exchange fees                                                     None

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fee                                                  ^ 0.71%
12b-1 Fees                                                        None
Other Expenses                                                  ^ 0.18%
  Transfer Agency Fee(1)                           ^ 0.11%
  General Services, Administrative
    Services, Registration, Postage(2)               0.07%
Total ^ Fund Operating Expenses ^(3)                              0.89%


      (1)   Consists   of   the   transfer    agency   fee   described   under
"Additional Information - Transfer and Dividend Disbursing Agent."


      (2)  Includes,  but is not  limited to,  fees and  expenses  of  trustees, custodian bank, legal counsel and ^ independent accountants, a securities pricing service, costs of administrative services furnished under an Administrative Services Agreement, costs of registration of Fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

      (3) It should be noted that the Fund's actual total operating expenses were lower than the figures shown because the Fund's custodian fees and pricing expenses were reduced under an expense offset arrangement. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangement, the figures shown above DO NOT reflect these reductions. In comparing expenses for different years, please note that the ratios of Expenses to Average Net Assets shown under "Financial Highlights" DO reflect reductions for periods prior to the fiscal year ended August 31, 1996. See "The Trust And Its Management."



Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                  1 Year      3 Years     5 Years     10 Years
                  ------      -------     -------     --------
                  ^ $9        $29         $49         $110

      The purpose of the foregoing table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses are paid from the Fund's assets. (See "The Trust ^ And Its Management.") The above figures for INVESCO Total Return Fund are based on fiscal year-end information. The Fund charges no sales load, redemption fee or exchange fee and bears no distribution expenses. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)


      The following information for each of the ^ three years ended August 31, ^ 1996, the eight-month fiscal period ended August 31, 1993, and each of the four years ended December 31, 1992, has been audited by Price Waterhouse LLP, independent accountants. Prior years' information was audited by another independent accounting firm. This information should be read in conjunction with the audited financial statements and the report of independent accountants thereon appearing in the Trust's ^ 1996 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting INVESCO Funds Group, Inc., at the address or telephone number on the cover of this ^ prospectus. All per share data has been adjusted to reflect an 80 to 1 stock split which was effected on January 2, 1991.



                                                                                                                   Period
                                                             Period                                                 Ended
                                                            ^ Ended                                              December
                                  Year Ended August 31    August 31             Year Ended December 31                 31
                             ---------------------------- --------- -------------------------------------------- --------
                                   1996     1995     1994     1993 >    1992     1991     1990     1989     1988    1987^

^
PER SHARE DATA
Net Asset Value -
  Beginning of Period            $20.95   $18.54   $18.27   $17.18    $16.43   $14.21   $15.08   $13.46   $12.56   $12.50
                             ---------------------------- --------  -----------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income              0.73     0.72     0.69     0.40      0.66     0.71     0.74     0.79     0.39     0.22
Net Gains or (Losses) on
  Securities ^(Both Realized
  and Unrealized)                  1.78     2.46     0.60     1.09      0.93     2.78   (0.80)     1.74     0.93     0.00
                             ---------------------------- --------  -----------------------------------------------------
Total from Investment
  Operations                       2.51     3.18     1.29     1.49      1.59     3.49   (0.06)     2.53     1.32     0.22
                             ---------------------------- --------  -----------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income                0.73    0.72      0.60     0.40      0.65     0.72     0.75     0.78     0.40     0.16
In Excess of Net Investment
  Income+                          0.00    0.00      0.09     0.00      0.00     0.00     0.00     0.00     0.00     0.00
Distributions from Capital
  Gains                            0.13     0.05     0.17     0.00      0.19     0.55     0.06     0.13     0.02     0.00
In Excess of Capital Gains         0.00     0.00     0.16     0.00      0.00     0.00     0.00     0.00     0.00     0.00
                             ---------------------------- --------  -----------------------------------------------------





Total Distributions                0.86     0.77     1.02     0.40      0.84     1.27     0.81     0.91     0.42     0.16
                             ---------------------------- --------  -----------------------------------------------------
Net Asset Value -
  End of Period                  $22.60   $20.95   $18.54   $18.27   $17.18   $16.43   $14.21   $15.08   $13.46   $12.56

^ TOTAL RETURN                   12.06%   17.54%    7.22%   8.72%*    9.84%   24.96%  (0.35%)   19.13%   11.53%   1.72%*

RATIOS
Net Assets - End of Period
  ($000 Omitted)             $1,032,151 $563,468 $292,765 $220,224 $137,196  $82,219  $54,874  $44,957  $28,432     $219
Ratio of Expenses to
  Average Net Assets#            0.89%@    0.95%    0.96%   0.93%~    0.88%    0.92%    1.00%    1.00%    1.00%   0.81%~
Ratio of Net Investment Income
  to Average Net Assets#          3.44%    3.97%    3.31%   3.51%~    4.06%    4.62%    5.22%    5.46%    5.56%   6.44%~
Portfolio Turnover Rate             10%      30%      12%     19%*      13%      49%      24%      28%      13%      0%*
Average Comission Rate Paid^^   $0.0539       -        -        -        -        -        -        -        -        -

> From January 1, 1993 to August 31^, 1993, the Fund's current fiscal year-end^.


^ From September 22, 1987, commencement of operations, to December 31, 1987.

+ Distributions in excess of net investment income for the year ended August ^ 31, 1995 aggregated less than $0.01 on a per share basis.


* ^ Based on operations for the period shown and, accordingly, are not representative of a full year.


# Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 1989, 1988 and the period ended December 31, 1987. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.05%, 1.21% and 2.00%, respectively, and ratio of net investment income to average net assets would have been 5.41%, 5.35% and 5.25%, respectively.

^@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.


     Further information about the performance of the Fund is contained in the Trust's ^ Annual Report to Shareholders, which may be obtained without charge by writing INVESCO Funds Group, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or by calling 1-800-525-8085.

PERFORMANCE DATA


      From time to time, the Fund ^ advertises its total return performance. These figures are based upon historical ^ investment results and are not intended to indicate future performance. ^ Total return is computed by calculating the percentage change in value of an investment ^, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. ^ Cumulative total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Thus, a given report of total return performance should not be considered as representative of future performance. The Fund charges no sales load, redemption fee^ or exchange fee which would affect ^ total return ^ computations.

      In conjunction with performance reports and/or analyses of shareholder service for the Fund, comparative data between the Fund's performance for a given period and recognized bond indices and indices of investment results for the same period^ and/or assessments of the quality of shareholder service^ may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc., Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and the Deutcher
Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings^ and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Personal Finance, Morningstar^ and similar sources which utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services, may be used in advertising. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons, which may be used by the Fund in performance reports, will be drawn from the "Flexible Portfolio Funds" Lipper mutual fund groupings, in addition to the broad-based Lipper general fund grouping.


INVESTMENT OBJECTIVE AND POLICIES


      The Trust consists of three separate portfolios of investments (referred to as the "Funds"), each represented by a different class of the Trust's shares. This ^ prospectus relates to INVESCO Total Return Fund; separate ^ prospectuses for INVESCO Value Equity Fund and INVESCO Intermediate Government Bond Fund are available. The investment objective of the Fund is to seek a high total return on investment through capital appreciation and current income. Funds having an investment objective of seeking a high total return may be limited in their ability to obtain their objective by the limitations on the types of securities in which they may invest. Therefore, no assurance can be given that the Fund will be able to achieve its investment objective.

      The  Fund  intends  to  accomplish   its  objectives  by  investing  in  a
combination of equity securities and fixed income securities. The equity securities to be acquired by the Fund will consist of common stocks and, to a lesser extent, securities convertible into common stocks. Such securities generally will be issued by companies which are listed on a national securities exchange, such as the New York Stock Exchange, and which usually pay regular dividends, although the Fund also may invest in securities traded on regional stock exchanges or on the over-the-counter market. The Trust has not established any minimum investment standards, such as an issuer's asset level, earnings history, type of industry, dividend payment history, etc. with respect to the Fund's investments in common stocks, although in selecting common stocks for the Fund, the investment adviser and sub-adviser (collectively, "Fund Management") generally apply an investment discipline which seeks to achieve a yield higher than the overall equity market. Therefore, ^ because smaller companies may be subject to more significant losses, as well as have the potential for more substantial growth, than larger, more established companies, investors in the Fund should consider that the Fund's investments may consist in part of securities which may be deemed to be speculative.

      The income securities to be acquired by the Fund primarily will include obligations of the U.S. government and its agencies. These U.S. government obligations consist of direct obligations of the U.S. government (U.S. Treasury Bills, Notes and Bonds), obligations guaranteed by the U.S. government, such as Government National Mortgage Association obligations, and obligations of U.S. government authorities, agencies and instrumentalities, which are supported only by the assets of the issuer, such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Financing Bank and Federal Farm Credit Bank. The Fund also may invest in corporate debt obligations which are rated by Moody's Investors Service, Inc. ("Moody's") in its four highest ratings of corporate obligations (Aaa, Aa, A and Baa) or by Standard & Poor's ("S&P") in its four highest ratings of corporate obligations (AAA, AA, A and BBB)^ or, if not rated, which in Fund Management's opinion have investment characteristics similar to those described in such ratings. A bond rating of Baa by Moody's indicates that the bond issue is of "medium grade," neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics^ and have speculative characteristics as well. A bond rating of BBB by S&P indicates that the bond issue is in the lowest "investment grade" security rating. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category, and they may have speculative characteristics. (See Appendix A to the Statement of Additional Information for specific descriptions of these corporate bond rating ^ categories.) Although there is no limitation on the maturity of the Fund's investment in income securities, the dollar weighted average maturity of such investments normally will be from 3 to 15 years.


      Obligations of certain U.S. government agencies and instrumentalities may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, such as the Federal National Mortgage Association, by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. The Fund will invest in securities of such instrumentalities only when Fund Management is satisfied that the credit risk with respect to any such instrumentality is minimal.


      Typically, the Fund will maintain a minimum investment in equities of 30% of total assets, and a 30% minimum will be invested in fixed and variable income securities. The remaining 40% of the portfolio will vary in asset allocation according to Fund Management's assessment of business, economic^ and market conditions. The analytical process associated with making allocation decisions is based upon a combination of demonstrated historic financial results, current prices for stocks^ and the current yield to maturity available in the market for bonds. The premium return available from one category relative to the other determines the actual asset deployment. Fund Management's asset allocation process is systematic and is based on current information rather than forecasted change. The Fund seeks reasonably consistent returns over a variety of market cycles. (See "Risk Factors" section of this ^ prospectus for an analysis of the risks presented by this Fund's ability to enter into contracts for the future delivery of fixed income securities commonly referred to as "interest rate futures contracts," and its ability to use options to purchase or sell interest rate futures contracts or debt securities and to write covered call options and cash secured puts.)


      The investment objective of the Fund and its investment policies, except where indicated to the contrary, are deemed to be fundamental policies and thus may not be changed without prior approval by the holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. In addition, the Trust and this Fund are subject to certain investment restrictions which are set forth in the Statement of Additional Information and which may not be altered without approval of the Fund's shareholders. One of those restrictions limits the Fund's borrowing of money to borrowings from banks for temporary or emergency purposes (but not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the Fund's total assets.

RISK FACTORS

      Investors should consider the special factors associated with the policies discussed below in determining the appropriateness of an investment in the INVESCO Total Return Fund. The Fund's policies regarding investments in foreign securities and foreign currencies are not fundamental and may be changed by vote of the Trust's board of trustees.


      Foreign Securities. The Fund may invest up to 25% of its total assets in foreign equity or debt securities. Investments in securities of foreign companies and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets, including the risks of fluctuations in foreign currency exchange rates and of political or economic instability, the difficulty of predicting international trade patterns, and the possibility of imposition of exchange controls or currency blockage. In addition, there may be less information publicly available about a foreign company than about a domestic company, and there is generally less government regulation of stock exchanges, brokers^ and listed companies abroad than in the United States. Moreover, with respect to certain foreign countries, there may be a possibility of expropriation or confiscatory taxation. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.

      Forward Foreign Currency Contracts. The Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time the Fund holds foreign securities. A forward contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, it does not attempt to hedge all of its foreign investment positions^ and will enter into forward contracts only to the extent, if any, deemed appropriate by Fund Management. The Fund will not enter into a forward contract for a term of more than one year or for purposes of speculation. Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions may preclude the opportunity for gain if the value of the hedged currency should rise. No predictions can be made with respect to whether the total of such transactions will result in a better or a worse position than had the Fund not entered into any forward contracts. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed below. For additional information regarding foreign securities, see the Trust's Statement of Additional Information.


      Repurchase Agreements. The Fund may engage in repurchase agreements with banks, registered broker-dealers, and registered government securities dealers^ which are deemed creditworthy. A repurchase agreement is a transaction in which the Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. However, in the event the seller should default, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Fund's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Fund will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the Fund would suffer a loss. Although the Fund has not adopted any limit on the amount of its total assets that may be invested in repurchase agreements, the Fund intends that at no time will the market value of its securities subject to repurchase agreements exceed 20% of the total assets of the Fund.


      Illiquid Securities. The Fund may invest from time to time in securities subject to restrictions on disposition under the Securities Act of 1933
("restricted securities"), securities without readily available market quotations or illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the Fund). However, on the date of purchase, no such investment may increase the Fund's holdings of restricted securities to more than 2% of the value of the Fund's total assets or its holdings of illiquid securities or those without readily available market quotations to more than 5% of the value of the Fund's total assets. The Fund is not required to receive registration rights in connection with the purchase of restricted securities and, in the absence of such rights, marketability and value can be adversely affected because the Fund may be unable to dispose of such securities at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the

Fund might have to bear the expense and incur the delays associated with effecting registrations.


      Interest Rate Futures Contracts and Options. The Fund may enter into interest rate futures contracts for hedging or other ^ nonspeculative purposes within the meaning and intent of applicable rules of the Commodity Futures Trading Commission ("CFTC"). Interest rate futures contracts are purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on the Fund's current or intended investments in fixed income securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates, the adverse effects of such changes may be offset, in whole or part, by gains on the sale of interest rate futures contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general decline in interest rates, may be offset, in whole or part, by gains on interest rate futures contracts purchased by the Fund. The Fund will incur brokerage fees when it purchases and sells interest rate futures contracts, and it will be required to maintain margin deposits.


      The Fund also may use options to buy or sell interest rate futures contracts or debt securities. Such investment strategies will be used as a hedge and not for speculation.


      Put and call options on interest rate futures contracts may be traded by the Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. Purchases of options on interest rate futures contracts may present less dollar risk in hedging the portfolio of the Fund than the purchase and sale of the underlying interest rate futures contracts, ^ because the potential loss is limited to the amount of the premium plus related transaction costs. The premium paid for such a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying interest rate futures contract changes sufficiently, the option may expire without value to the Fund. The writing of such covered options, however, does not present less risk than the trading of interest rate futures contracts^ and will constitute only a partial hedge, up to the amount of the premium received, and, if an option is exercised, the Fund may suffer a loss on the transaction.


      The Fund will purchase put or call options on debt securities in anticipation of changes in interest rates or other factors which may adversely affect the value of its portfolio or the prices of debt securities which the Fund anticipates purchasing at a later date. The Fund may be able to offset such adverse effects on its portfolio, in whole or in part, through the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund.

      The Fund may, from time to time, also sell ("write") covered call options or cash secured puts in order to attempt to increase the yield on its portfolio or to protect against declines in the value of its portfolio securities. Such covered call options and cash secured puts will not exceed 25% of the Fund's total assets. By writing a covered call option, the Fund, in return for the premium income realized from the sale of the option, gives up the opportunity to profit from a price increase in the underlying security above the option exercise price, where the price increase occurs while the option is in effect. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect. By writing a cash secured put, the Fund, which receives the premium, has the obligation during the option period, upon assignment of an exercise notice, to buy the underlying security at a specified price. A put is secured by cash if the Fund maintains at all times cash, Treasury bills or other high grade short-term obligations with a value equal to the option exercise price in a segregated account with its custodian.

      Although the Fund will enter into interest rate futures contracts and options on debt securities and interest rate futures contracts solely for hedging or other nonspeculative purposes, within the meaning and intent of applicable rules of the CFTC, their use does involve certain risks. For example, a lack of correlation between the value of an instrument underlying an option or interest rate futures contract and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and could result in losses. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Further, forward contracts entail particular risks related to conditions affecting the underlying currency. Forward contracts also involve risks arising from the lack of an organized exchange trading environment. Transactions in futures contracts, forward contracts and options are subject to other risks as well.

      The risks related to transactions in options and futures to be entered into by the Fund are set forth in greater detail in the Statement of Additional Information, which should be reviewed in conjunction with the foregoing discussion.

      Securities Lending. Consistent with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, the Fund may make loans of its portfolio securities (not to exceed 10% of the Fund's total assets) to broker-dealers or other institutional investors under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund will continue to collect the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive either interest (through investment of cash collateral) or a fee (if the collateral is government securities). The Fund may pay finder's and other fees in connection with securities loans.

      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of Fund Management, market considerations warrant such action. As a result, while it is anticipated that the Fund's annual portfolio turnover rate generally will not exceed 100%, under certain market conditions the portfolio turnover rate for the Fund may exceed 100%. Increased portfolio turnover would cause the Fund to incur greater brokerage costs than would otherwise be the case. The Fund's portfolio turnover rates are set forth under "Financial Highlights" and, along with the Trust's brokerage allocation policies, are discussed in the Statement of Additional Information.

THE TRUST AND ITS MANAGEMENT


      On November 4, 1996, an Agreement and Plan of Merger among INVESCO PLC, INVESCO Group Services, Inc. ("Services") and AIM Management Group, Inc. ("AIM") was signed under which AIM will be merged with Services. When this merger takes effect, which is expected to occur in the first part of 1997, the Fund's Investment Advisory, Sub-Advisory, Distribution, Administrative Services and Transfer Agency Agreements (the "Agreements") will automatically terminate. Consummation of this merger is conditioned, among other things, on new Agreements, essentially identical to the existing Agreements, including the provisions governing fees, being presented to, and approved by, the Trust's board of trustees and, where necessary, the Fund's shareholders prior to this merger taking effect. The meeting of the Fund's shareholders to consider the necessary new Agreements is expected to occur in early 1997. Fund Management anticipates that the key personnel responsible for providing services to the Fund will remain unchanged.


      The Trust is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified management investment company. The Trust was organized on July 15, 1987, under the laws of the Commonwealth of Massachusetts as "Financial Series Trust." On July 1, 1993, the Trust changed its name to "INVESCO Value Trust." The overall supervision of the Trust is the responsibility of its board of trustees.

     INVESCO Funds Group, Inc. ("INVESCO"), 7800 E. Union Avenue, Denver, Colorado, serves as the Trust's investment adviser pursuant to an investment advisory agreement. Under this agreement, INVESCO provides the Fund with various management services and supervises the Fund's daily business affairs. Specifically, INVESCO performs all administrative, clerical, statistical,
secretarial  and  all  other  services   necessary  or  incidental  to  the
administration of the affairs of the Trust, excluding, however, those services that are the subject of a separate agreement between the Trust and INVESCO or any affiliate thereof. Services provided pursuant to separate agreement include the distribution and sale of Trust shares and provision of transfer agency, dividend disbursing agency^ and registrar services, and services furnished under an Administrative Services Agreement with INVESCO dated as of February 20, 1989^.

      INVESCO is an indirect, wholly-owned subsidiary of INVESCO PLC. INVESCO PLC is a financial holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO was established in 1932 and, as of August 31, ^ 1996, managed 14 mutual funds, consisting of ^ 39 separate portfolios with combined assets of approximately ^ $12.8 billion on behalf of over ^ 827,000 shareholders.

      INVESCO has contracted with INVESCO Capital Management, Inc. ("ICM"), the Trust's investment adviser prior to 1991, for investment sub-advisory and research services on behalf of the Fund. ICM is an indirect, wholly-owned subsidiary of INVESCO PLC that^ currently manages in excess of $39 billion of assets on behalf of tax-exempt accounts (such as pension and profit-sharing funds for corporations and state and local governments) and ^ investment companies. Although the Trust is not a party to the sub-advisory agreement, the agreement has been approved by the shareholders of the Trust. Services provided by INVESCO and ICM are subject to review by the Trust's board of trustees.


      The following individuals serve as portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio of securities:


Edward C. Mitchell, Jr., C.F.A.           Portfolio   manager   of  the   Fund
                                          since   1987;    portfolio   manager
                                          of  the  ^  INVESCO  Advisor  Funds-
                                          Flex  Fund  since  1988;   president
                                          (1992     to     present),      vice
                                          president   (1979   to   1991)   and
                                          director   (1979  to   present)   of
                                          INVESCO     Capital      Management,
                                          Inc.;   began   investment    career
                                          in   1969;   B.A.,   University   of
                                          Virginia;   M.B.A.,   University  of
                                          Colorado;     Chartered    Financial
                                          Analyst;     Chartered    Investment
                                          Counselor.

David S. Griffin                          Assistant portfolio manager of the
                                          Fund since 1993;  co- portfolio
                                          manager  of  the  ^  INVESCO   Advisor
                                          Funds-Flex Fund since 1993;  portfolio
                                          manager for INVESCO Capital

                                          Management, Inc. (1991 to present);
                                          mutual fund sales representative,
                                          INVESCO Services, Inc. (1986 to 1991);
                                          began investment career in 1982; B.A.,
                                          Ohio Wesleyan University; M.B.A.,
                                          William and Mary; Chartered Financial
                                          Analyst.


      Under the investment advisory agreement, the Trust pays INVESCO a monthly fee at the following annual rates, based on the average net assets of the Fund:
0.75% on the first $500 million of the Fund's average net assets; 0.65% on the next $500 million of the Fund's average net assets; and 0.50% on the average net assets of the Fund in excess of $1 billion. While the portion of INVESCO's fees which is equal to 0.75% of the net assets is higher than those generally charged by investment advisers to mutual funds, they are not higher than those charged by most other investment advisers to funds of comparable asset levels to the Fund. For the fiscal year ended August 31, ^ 1996, the advisory fees paid to INVESCO Funds Group, Inc. amounted to ^ 0.71% of the average net assets of the Fund.


      Out of its advisory fee which it receives from the Fund, INVESCO pays ICM, as sub-adviser to the Fund, a monthly fee, which is computed at the annual rate of 0.20% on the first $500 million of the Fund's average net assets; 0.17% on the next $500 million of the Fund's average net assets; and 0.13% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Fund to ICM.


      The Fund bears those Trust expenses which are accrued daily that are incurred on its behalf and, in addition, bears a portion of general Trust expenses, allocated based upon the relative net assets of the three Funds of the Trust. Such expenses are generally deducted from the Fund's total income before dividends are paid. Total expenses of the Fund, including investment advisory fees (but excluding brokerage commissions), as a percentage of its average net assets for the fiscal year ended August 31, ^ 1996, were ^ 0.89%.

      The Trust also has entered into an Administrative Services Agreement (the "Administrative Agreement") with INVESCO. Pursuant to the Administrative Agreement, INVESCO performs certain administrative and internal accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily^ and providing selected general ledger reports. For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at an annual rate not to exceed a maximum of 0.015% per annum of the average net assets of the applicable Fund.


      The Declaration of Trust pursuant to which the Trust is organized contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust. The Declaration of Trust also provides for indemnification out of the Trust's property for any shareholder held personally liable for any Trust obligation. Thus, the risk of a shareholder being personally liable for obligations of the Trust is limited to the unlikely circumstance in which the Trust itself would be unable to meet its obligations.

      Fund Management places orders for the purchase and sale of portfolio securities with brokers and dealers based upon their evaluation of broker-dealer financial responsibility coupled with broker-dealer ability to effect transactions at the best available prices. The Trust may place orders for portfolio transactions with qualified broker-dealers that recommend the various funds of the Trust to clients, or act as agent in the purchase of fund shares for clients, if Fund Management believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms.

      Fund Management permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires Fund Management's personnel to conduct their personal investment activities in a manner that Fund Management believes is not detrimental to the Fund or Fund Management's other advisory clients. See the Statement of Additional Information for more detailed information.

HOW SHARES CAN BE PURCHASED

      Shares of the Fund are sold on a continuous basis by INVESCO, as the Fund's Distributor, at the net asset value per share next calculated after receipt of a purchase order in good form. No sales charge is imposed upon the sale of shares of the Fund. To purchase shares of the Fund, send a check made payable to INVESCO Funds Group, Inc., together with a completed application form, to:

                        INVESCO FUNDS GROUP, INC.
                        Post Office Box 173706
                        Denver, Colorado  80217-3706

      Purchase orders must specify the Fund in which the investment is to be made.


      The minimum initial purchase must be at least $1,000, with subsequent investments of not less than $50, except that: (1) those shareholders establishing an EasiVest or direct payroll purchase account, as described below in the ^ prospectus section entitled "Services Provided by the Fund," may open an account without making any initial investment if they agree to make regular, minimum purchases of at least $50; (2) those shareholders investing in an
Individual Retirement Account ("IRA"), or through omnibus accounts where individual shareholder recordkeeping and sub-accounting are not required, may make initial minimum purchases of $250; (3) Fund Management may permit a lesser amount to be invested in the Fund under a federal income tax-deferred retirement plan (other than an IRA), or under a group investment plan qualifying as a sophisticated investor; and (4) Fund Management reserves the right to reduce or waive the minimum purchase requirements in its sole discretion where it determines such action is in the best interests of the Fund. The minimum initial purchase requirement of $1,000, as described above, does not apply to shareholder account(s) in any of the INVESCO funds opened prior to January 1, 1993, and thus is not a minimum balance requirement for those existing accounts. However, for shareholders already having accounts in any of the INVESCO funds, all initial share purchases in a new fund account, including those made using the exchange privilege, must meet the fund's applicable minimum investment requirement.

      The purchase of shares in the Fund can be expedited by placing bank wire, overnight courier^ or telephone orders. For further information, the purchaser may call the Trust's office by using the telephone number on the cover of this ^ prospectus. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237.


     Orders to purchase Fund shares can be placed by telephone. Shares of the Fund will be issued at the net asset value next determined after receipt of telephone instructions. Generally, payments for telephone orders must be received by the Trust within three business days or the transaction may be cancelled. In the event of such cancellation, the purchaser will be held responsible for any loss resulting from a decline in the value of the shares. In order to avoid such losses, purchasers should send payments for telephone purchases by overnight courier or bank wire. INVESCO has agreed to indemnify the Trust for any losses resulting from the cancellation of telephone purchases.

      If your check does not clear, or if a telephone purchase must be cancelled due to nonpayment, you will be responsible for any related loss the Fund or INVESCO incurs. If you are already a shareholder in the INVESCO funds, the Fund has the option to redeem shares from any identically registered account in the Fund or any other INVESCO fund as reimbursement for any loss incurred. You also may be prohibited or restricted from making future purchases in any of the INVESCO funds.

      Persons who invest in the Fund through a securities broker may be charged a commission or transaction fee by the broker for the handling of the transaction if the broker so elects. Any investor may deal directly with the Fund in any transaction. In that event, there is no such charge. INVESCO may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund.

      The Fund reserves the right in its sole discretion to reject any order for purchase of its shares (including purchases by exchange) when, in the judgment of Fund Management, such rejection is in the best interest of the Fund.

      Net asset value per share is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and also may be computed on other days under certain circumstances. Net asset value per share for the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets (including dividends and interest accrued but not collected), less all liabilities (including accrued expenses), by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by the board of trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances, so long as the Trust's board of trustees believes that such value represents fair value.


     Under certain circumstances, the Fund may offer its shares, in lieu of cash payment, for securities to be purchased by the Fund. Such a transaction can benefit the Fund by allowing it to acquire securities for its portfolio without paying brokerage commissions. For the same reason, the transaction also may be beneficial to the party exchanging the securities. The Fund shall not enter into such transactions, however, unless the securities to be exchanged for Fund shares are readily marketable and not restricted as to transfer either by law or liquidity of the market, comply with the investment policies and objectives of the Fund, are of the type and quality which would normally be purchased for the Fund's portfolio, are acquired for investment and not for resale, have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ, and are securities which the Fund would otherwise purchase on the open market. The value of Fund shares used to purchase portfolio securities as stated herein will be the net asset value as of the effective time and date of the exchange. The securities to be received by the Fund will be valued in accordance with the same procedure used in valuing the Fund's portfolio securities. Any investor wishing to acquire shares of the Fund in exchange for securities should contact either the ^ president or the ^ secretary of the Trust at the address or telephone number shown on the cover page of this ^ prospectus.


SERVICES PROVIDED BY THE TRUST


      Shareholder Accounts. INVESCO maintains a share account that reflects the current holdings of each shareholder. A separate account will be maintained for a shareholder for each Fund in which the shareholder invests. As a business trust, the Trust does not issue share certificates. Each shareholder is sent a detailed confirmation of each transaction in shares of the Trust. Shareholders whose only transactions are through the EasiVest, direct payroll purchase, automatic monthly exchange or periodic withdrawal programs, or are reinvestments of dividends or capital gains in the same or another fund, will receive confirmations of those transactions on their quarterly statements. These programs are discussed below. For information regarding a shareholder's account and transactions, the shareholder may call the Trust's office by using the telephone number on the cover of this ^ prospectus.


      Reinvestment of Distributions. Dividends and other distributions are automatically reinvested in additional shares of the Fund at the net asset value per share of the Fund in effect on the ex-dividend date. A shareholder may, however, elect to reinvest dividends and other distributions in certain of the other no-load mutual funds advised and distributed by INVESCO, or to receive payment of all dividends and other distributions in excess of $10.00 by check by giving written notice to INVESCO at least two weeks prior to the record date on which the change is to take effect. Further information concerning these options can be obtained by contacting INVESCO.

     Periodic Withdrawal Plan. A Periodic Withdrawal Plan is available to shareholders who own or purchase shares of any mutual funds advised by INVESCO having a total value of $10,000 or more; provided, however, that at the time the Plan is established, the shareholder owns shares having a value of at least $5,000 in the fund from which the withdrawals will be made. Under the Periodic Withdrawal Plan, INVESCO, as agent, will make specified monthly or quarterly payments of any amount selected (minimum payment of $100) to the party designated by the shareholder. Notice of all changes concerning the Periodic Withdrawal Plan must be received by INVESCO at least two weeks prior to the next scheduled check. Further information regarding the Periodic Withdrawal Plan and its requirements and tax consequences can be obtained by contacting INVESCO.


      Exchange Privilege. Shares of the Fund may be exchanged for shares of any other fund of the Trust, as well as for shares of any of the following other no-load mutual funds, which are also advised and distributed by INVESCO, on the basis of their respective net asset values at the time of the exchange: INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc.^ and INVESCO Tax-Free Income Funds, Inc.

      An exchange involves the redemption of shares in the Fund and investment of the redemption proceeds in shares of another fund of the Trust or in shares of one of the funds listed above. Exchanges will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Any gain or loss realized on such an exchange is recognizable for federal income tax purposes by the shareholder. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this ^ prospectus. Exchanges made by telephone must be in the amount of at least $250^ if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements.

      The privilege of exchanging Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the new account Application^ or a Telephone Transaction Authorization Form or otherwise utilizing telephone exchange privileges, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that exchange transactions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.

      In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate the exchange privilege of any shareholder who requests more than four exchanges in a year. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder or group of shareholders has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The exchange privilege also may be modified or terminated at any time. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the 1940 Act, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

      Before making an exchange, the shareholder should review the prospectuses of the funds involved and consider their differences, and should be aware that the exchange privilege may only be available in those states where exchanges legally may be made, which will require that the shares being acquired are registered for sale in the shareholder's state of residence. Shareholders interested in exercising the exchange privilege may contact INVESCO for information concerning their particular exchanges.

      Automatic Monthly Exchange. Shareholders who have accounts in any one or more of the mutual funds distributed by INVESCO may arrange for a fixed dollar amount of their fund shares to be automatically exchanged for shares of any other INVESCO mutual fund listed under "Exchange Privilege" on a monthly basis, subject to the Fund's minimum initial investment or subsequent investment requirements. This automatic exchange program can be changed by the shareholder at any time by notifying INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

      EasiVest. For shareholders who want to maintain a schedule of monthly investments, EasiVest uses various methods to draw a preauthorized amount from the shareholder's bank account to purchase Fund shares. This automatic investment program can be changed by the shareholder at any time by writing to INVESCO at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting INVESCO.

     Direct Payroll Purchase. Shareholders may elect to have their employers make automatic purchases of Fund shares for them by deducting a specified amount from their regular paychecks. This automatic investment program can be modified or terminated at any time by the shareholder by notifying the employer. Further information regarding this service can be obtained by contacting INVESCO.

      Tax-Deferred Retirement Plans. Shares of the Fund may be purchased for self-employed individual retirement plans, IRAs, simplified employee pension plans^ and corporate retirement plans. In addition, shares can be used to fund tax qualified plans established under Section 403(b) of the Internal Revenue Code by educational institutions, including public school systems and private schools, and certain kinds of non-profit organizations, which provide deferred compensation arrangements for their employees.

      Prototype forms for the establishment of these various plans ^ including, where applicable, disclosure statements required by the Internal Revenue Service, are available from INVESCO. INVESCO Trust Company, a subsidiary of INVESCO, is qualified to serve as trustee or custodian under these plans and provides the required services at competitive rates. Retirement plans (other than IRAs) receive monthly statements reflecting all transactions in their Fund accounts. IRAs receive the confirmations and quarterly statements described under "Shareholder Accounts." For complete information, including prototype forms and service charges, call INVESCO at the telephone number listed on the cover of this ^ prospectus or send a written request to: Retirement Services, INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706.


HOW TO REDEEM SHARES

      Shares of the Fund may be redeemed at any time at their current net asset value next determined after a request in proper form is received at the Trust's office. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc. at 7800 E. Union Avenue, Denver, CO 80237. (See "How Shares Can Be Purchased.") Net asset value per share of the Fund at the time of the redemption may be more or less than the price originally paid to purchase shares.


      In order to redeem shares, a written redemption request signed by each registered owner of the account may be submitted to INVESCO at the address noted above. If shares are held in the name of a corporation, additional documentation may be necessary. Call or write for specifics. If payment for the redeemed shares is to be made to someone other than the registered owner(s), the signature(s) must be guaranteed by a financial institution which qualifies as an eligible guarantor institution. Redemption procedures with respect to accounts registered in the names of ^ broker-dealers may differ from those applicable to other shareholders.

      BE CAREFUL TO SPECIFY THE ACCOUNT FROM WHICH THE REDEMPTION IS TO BE MADE. SHAREHOLDERS HAVE A SEPARATE ACCOUNT FOR EACH FUND IN WHICH THEY INVEST.

      Payment of redemption proceeds will be mailed within seven days following receipt of the required documents. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange or an emergency as defined by the Securities and Exchange Commission exists. If the shares to be redeemed were purchased by check and that check has not yet cleared, payment will be made promptly upon clearance of the purchase check (which may take up to 15 days).

      If a shareholder participates in EasiVest, the Fund's automatic monthly investment program, and redeems all of the shares in his Fund account, INVESCO will terminate any further EasiVest purchases unless otherwise instructed by the shareholder.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Trust reserves the right to effect the involuntary redemption of all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.


      Fund shareholders (other than shareholders holding Fund shares in accounts of IRA plans) may request expedited redemption of shares having a minimum value of $250 (or redemption of all shares if their value is less than $250)^ held in accounts maintained in their name by telephoning redemption instructions to INVESCO, using the telephone number on the cover of this ^ prospectus. For INVESCO Trust Company sponsored federal income tax-deferred retirement plans, the term "shareholders" is defined to mean plan trustees that file a written request to be able to redeem Fund shares by telephone. Unless Fund Management permits a larger redemption request to be placed by telephone, a shareholder may not place a redemption request by telephone in excess of $25,000. The redemption proceeds, at the shareholder's option, either will be mailed to the address listed for the shareholder on its Fund account, or wired (minimum $1,000) or mailed to the bank which the shareholder has designated to receive the proceeds of telephone redemptions. The Fund charges no fee for effecting such telephone redemptions. These telephone redemption privileges may be modified or terminated in the future at the discretion of Fund Management. Shareholders should understand that while the Fund will attempt to process all telephone redemption requests on an expedited basis, there may be times, particularly in periods of severe economic or market disruption, when (a) they may encounter difficulty in placing a telephone redemption request, and (b) processing telephone redemptions will require up to seven days following receipt of the redemption request, or additional time because of the unusual circumstances set forth above.


      The privilege of redeeming Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing a new account Application^ or a Telephone Transaction Authorization Form or otherwise utilizing telephone redemption privileges, the shareholder has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund employs procedures, which it believes are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmations of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Fund fails to follow these or other reasonable procedures, the Fund may be liable.


TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any, in order to qualify for tax treatment as a regulated investment company. Thus, the Fund does not expect to pay any federal income or excise taxes.


      Unless shareholders are exempt from income taxes, they must include all dividends and capital gain distributions in taxable income for federal, state^ and local income tax purposes. Dividends and other distributions are taxable whether they are received in cash or automatically invested in shares of the Fund or another fund in the INVESCO group.


      The Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.

      Shareholders may be subject to backup withholding of 31% on dividends, capital gain distributions and redemption proceeds. Unless a shareholder is subject to backup withholding for other reasons, the shareholder can avoid backup withholding on his Fund account by ensuring that INVESCO has a correct, certified tax identification number.


      Dividends and Capital Gain Distributions. The Fund earns ordinary or net investment income in the form of dividends and interest on its investments. The Fund's policy is to distribute substantially all of this income, less Fund expenses, to shareholders on a quarterly basis, at the end of November, February, May and August, at the discretion of the Trust's board of trustees.


      In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

      Dividends and capital gain distributions are paid to shareholders who hold shares on the record date of the distribution regardless of how long the shares have been held. The Fund's share price will then drop by the amount of the distribution on the day the distribution is made. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying full purchase price, a portion of which is then returned in the form of a taxable distribution.

      At the end of each year, information regarding the tax status of dividends and capital gain distributions is provided to shareholders. Net realized capital gains are divided into short-term and long-term gains depending on how long the Fund held the security which gave rise to the gains. The capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends.

      Shareholders also may realize capital gains or losses when they sell Fund shares at more or less than the price originally paid.


     Shareholders  are  encouraged to consult their tax advisers with respect to
these  matters.   For  further   information,   see  "Dividends,   Capital  Gain
Distributions and Taxes" in the Statement of Additional Information.

ADDITIONAL INFORMATION


      Voting Rights. All shares of the Trust's ^ funds have equal voting rights. When shareholders are entitled to vote upon a matter, each shareholder is entitled to one vote for each share owned and a corresponding fractional vote for each fractional share owned. Voting with respect to certain matters, such as ratification of independent accountants and the election of trustees, will be by all funds of the Trust voting together. In other cases, such as voting upon the investment advisory contract for the individual funds, voting is on a fund-by-fund basis. To the extent permitted by law, when not all funds are affected by a matter to be voted upon, only shareholders of the fund or funds affected by the matter will be entitled to vote thereon. The Trust is not generally required and does not expect, to hold regular annual meetings of shareholders. However, the board of trustees will call such special meetings of shareholders for the purpose, among other reasons, of voting the question of removal of a trustee or trustees when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust's Declaration of Trust. The Trust will assist shareholders in communicating with other shareholders as required by the 1940 Act. Trustees may be removed by action of the holders of two-thirds of the outstanding shares of the Trust.

      Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Trust at the telephone number or mailing address set forth on the cover page of this ^ prospectus.

      Transfer and Dividend Disbursing Agent. INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237, acts as registrar, transfer agent^ and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement which provides that the Fund will pay an annual fee of ^ $20.00 per shareholder account or omnibus account participant. The transfer agency fee is not charged to each shareholder's or participant's account^ but is an expense of the Fund to be paid from the Fund's assets. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of INVESCO, may provide sub-transfer agency services to the Fund which reduce or eliminate the need for identical services to be provided on behalf of the Fund by INVESCO. In such cases, INVESCO may pay the third party an annual sub-transfer agency or record-keeping fee ^ out of the transfer agency fee which is paid to INVESCO by the Fund.

                                    INVESCO VALUE TRUST


                                    PROSPECTUS
                                    ^ January 1, 1997


                                    INVESCO Total Return Fund


To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information or responses to other questions, call toll-free:


      1-800-525-8085


To reach PAL, your 24-hour Personal Account Line, call:


      1-800-424-8085

Or write to:

      INVESCO Funds Group, Inc., Distributor
      Post Office Box 173706
      Denver, Colorado  80217-3706


You can find us on the World Wide Web:

      http://www.invesco.com


If you're in Denver, visit one of our convenient Investor Centers:

      Cherry Creek
      155-B Fillmore Street

      Denver Tech Center
      7800 East Union Avenue
      Lobby Level

STATEMENT OF ADDITIONAL INFORMATION
^ January 1, 1997


                              INVESCO VALUE TRUST

Address:                                  Mailing Address:

7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706

                                  Telephone:
                      In continental U.S., 1-800/525-8085


      INVESCO VALUE TRUST (the "Trust"), is an open-end management investment company organized in series form in which all of the Funds seek to provide investors with a high total return on investment through capital appreciation and current income. Each of the Trust's three individual funds (collectively, the "Funds") has separate investment policies. Investors may purchase shares of any or all Funds. The following Funds are available:

      INVESCO VALUE EQUITY Fund
      INVESCO INTERMEDIATE GOVERNMENT BOND Fund
      INVESCO TOTAL RETURN Fund

      Additional Funds may be offered in the future.


      Prospectuses for the Funds dated ^ January 1, 1997, which provide the basic information you should know before investing in a Fund, may be obtained without charge from INVESCO Funds Group, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. This Statement of Additional Information is not a Prospectus^ but contains information in addition to and more detailed than that set forth in each Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus.


      Investment Adviser and Distributor:  INVESCO Funds Group, Inc.

TABLE OF CONTENTS
                                                                          Page
                                                                          ----

INVESTMENT POLICIES AND RESTRICTIONS                                        84

THE TRUST AND ITS MANAGEMENT                                                91

HOW SHARES CAN BE PURCHASED                                                102

HOW SHARES ARE VALUED                                                      102

TRUST PERFORMANCE                                                          103

SERVICES PROVIDED BY THE TRUST                                             106

TAX-DEFERRED RETIREMENT PLANS                                              107

HOW TO REDEEM SHARES                                                       107


DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS^ AND TAXES                           108


INVESTMENT PRACTICES                                                       110

ADDITIONAL INFORMATION                                                     113

APPENDIX A                                                                 117

APPENDIX B                                                                 119

INVESTMENT POLICIES AND RESTRICTIONS


      Reference is made to the section entitled "Investment Objectives ^ And Policies" in the Prospectuses for a discussion of the investment objectives and policies of the Funds. In addition, set forth below is further information relating to the INVESCO Value Equity, Intermediate Government Bond^ and Total Return Funds.


      Loans of Portfolio Securities. As described in the section entitled "Risk Factors" in the Prospectuses, all of the Funds may lend their portfolio securities to brokers, dealers, and other financial institutions, provided that such loans are callable at any time by the Funds and are at all times secured by collateral held by the Funds' custodian consisting of cash or securities issued or guaranteed by the United States Government or its agencies, or any combination thereof, equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that such a Fund continues to earn income on the loaned securities, while at the same time receiving interest from the borrower of the securities. Loans will be made only to firms deemed by the adviser or sub-adviser (collectively, "Fund Management"), under procedures established by the Trust's Board of Trustees, to be creditworthy and when the amount of interest to be received justifies the inherent risks. A loan may be terminated by the borrower on one business day's notice, or by such Fund at any time. If at any time the borrower fails to maintain the required amount of collateral (at least 100% of the market value of the borrowed securities), the Fund will require the deposit of additional collateral not later than the business day following the day on which a collateral deficiency occurs or the collateral appears inadequate. If the deficiency is not remedied by the end of that period, such Fund will use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. Upon termination of the loan, the borrower is required to return the securities to such Fund. Any gain or loss during the loan period would inure to such Fund.

      Interest Rate Futures and Options on Interest Rate Futures and Debt Securities. As discussed in the section entitled "Risk Factors" in the Prospectuses of the INVESCO Intermediate Government Bond and INVESCO Total Return Fund, these Funds may enter into interest rate futures contracts, and purchase and sell ("write") options to buy or sell interest rate futures contracts and other debt securities. These Funds will comply with and adhere to all limitations in the manner and extent to which they effect transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for exemption of a mutual fund, or investment advisers thereto, from registration as a commodity pool operator. Under those restrictions, these Funds will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of a Fund's total assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money" (as defined in the Commodity Exchange Act
(the "CEA")), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is subject of the put is exceeded by the strike price of the put.) These Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA. As to long positions which are used as part of these Funds' portfolio strategies and are incidental to their activities in the underlying cash market, the "underlying commodity value" of the Funds' futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

      Unlike when these Funds purchase or sell a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Funds will be required to deposit in their segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Funds may be required to make additional payments during the term of the contracts to their broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by one of the Funds, there was a general increase in interest rates, thereby making that Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by these Funds, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Funds' custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Funds may elect to close their position by taking an opposite position which will operate to terminate the Funds' position in the futures contract. For a more complete discussion of the risks involved in interest rate futures and options on interest rate futures and other debt securities, refer to Appendix B ("Description of Futures and Options Contracts").

      Where futures are purchased to hedge against a possible increase in the price of a security before the Funds are able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Funds, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Funds would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the interest rate future and the portion of the portfolio being hedged, the price of interest rate futures may not correlate perfectly with movements in the interest rates due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between interest rates and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in interest rates and movements in the prices of interest rate futures, the value of interest rate futures contracts as a hedging device may be reduced.

      In addition, if these Funds have insufficient available cash, they may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

      Forward Foreign Currency Contracts. The Funds may enter into forward currency contracts to purchase or sell foreign currencies (i.e., non-U.S. currencies) as a hedge against possible variations in foreign exchange rates. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security transaction, a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received or during the time the Fund holds the foreign security. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.

Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Funds will not speculate in forward currency contracts. The Funds will not attempt to hedge all of their non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by their investment adviser. The Funds will not enter into forward contracts for a term of more than one year. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities, discussed in the Prospectus.

      Real Estate Investment Trusts. Although they are not permitted to invest in real estate directly, the Funds may invest in real estate investment trusts ("REITs"). A REIT is a trust which sells shares to investors and uses the proceeds to invest in real estate or interests in real estate.

      Investment Restrictions. As described in each Fund's Prospectus, the Trust and each of the Funds are subject to certain investment restrictions. These restrictions are fundamental and may not be changed with respect to a particular Fund without the prior approval of the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of that Fund. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from the Fund.

      Under these restrictions, neither the Trust nor any Fund will:

      (1) Other than investments by the Funds, including the INVESCO Intermediate Government Bond Fund, in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, invest in the securities of issuers conducting their principal business activities in the same industry (investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a single industry), if immediately after such investment the value of a Fund's investments in such industry would exceed 25% of the value of such Fund's total assets;

      (2) Invest in the securities of any one issuer, other than the United States Government, if immediately after such investment more than 5% of the value of a Fund's total assets, taken at market value, would be invested in such issuer or more than 10% of such issuer's outstanding voting securities would be owned by such Fund.

      (3)   Underwrite   securities  of  other  issuers,   except  insofar  as
            it may technically be deemed an "underwriter" under the Securities

            Act of 1933, as amended, in connection with the disposition of a Fund's portfolio securities.

      (4)   Invest  in  companies  for  the  purpose  of  exercising   control
            or management.

      (5) Issue any class of senior securities or borrow money, except borrowings from banks for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of a Fund's total assets at the time the borrowing is made.

      (6) Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held except to an extent not greater than 5% of the value of a Fund's total assets.

      (7) Make short sales of securities or maintain a short position. The INVESCO Intermediate Government Bond and Total Return Funds, however, may write covered call options and cash secured puts. See the section entitled
            "Risk Factors" in the Prospectus, and the section entitled "Investment Policies and Restrictions" in the Statement of Additional Information.

      (8) Purchase securities on margin, except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

      (9) Purchase or sell real estate or interests in real estate. A Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

     (10) Purchase or sell commodities or commodity contracts. The INVESCO Intermediate Government Bond and Total Return
            Funds, however, may enter into interest rate futures contracts if immediately after such a commitment the sum
            of  the  then   aggregate   futures  market  prices  of  financial
            instruments required to be delivered under open futures contract sales and the aggregate purchase prices under futures contract purchases would not exceed 30% of the INVESCO Intermediate Government Bond Fund's and the INVESCO Total Return Fund's total assets.

     (11) Make loans to other persons, provided that a Fund may purchase debt obligations consistent with its investment objectives and policies and the INVESCO Value Equity, Intermediate Government Bond, and Total Return Funds may lend limited amounts (not to exceed 10% of their total assets) of their portfolio securities to broker-dealers or other institutional investors.

     (12)   Purchase   securities  of  other   investment   companies   except
            (i)    in    connection    with    a    merger,     consolidation,
            acquisition or reorganization, or (ii) by purchase in the open market of securities of other investment companies involving only customary brokers' commissions and only if immediately thereafter (i) no more than 3% of the voting securities of any one investment company are owned by such a Fund, (ii) no more than 5% of the value of the total  assets  of  such a  Fund  would  be  invested  in  any  one investment company, and (iii) no more than 10% of the value of the total assets of such a Fund would be invested in the securities of such investment companies. The Trust may invest from time to time a portion of the
            INVESCO Value Equity, Intermediate Government Bond, and Total Return Funds' cash in investment companies to which the Adviser serves as investment adviser; provided that no management or distribution fee will be charged by the
            Adviser with respect to any such assets so invested and provided further that at no time will more than 3% of such a Fund's assets be so invested. Should such a Fund purchase securities of other investment companies, shareholders may incur additional management and distribution fees.

     (13)   Invest   in   securities    for   which   there   are   legal   or
            contractual   restrictions   on  resale,   except   that  each  of
            the  Funds  may  invest  no  more  than  2% of the  value  of such a Fund's total assets in such securities; or invest in securities for which there is no readily available market, except that each of the Funds may invest no more than 5% of the value of such a Fund's total assets in such securities.

     In applying the industry concentration investment restriction (no. 1 above), the Funds use an industry classification system based on the O'Neil Database published by William O'Neil & Co., Inc.

     In applying restriction (13) above, each Fund also includes illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the Fund) among the securities subject to the 5% of total assets limit.

      Additional investment restrictions adopted by the Trust on behalf of the Funds and which may be changed by the Trustees at their discretion provide that the Trust, on behalf of each of the Funds, may not:

      (1) Purchase or sell ("write") puts, calls, or combinations thereof. However, the INVESCO Intermediate Government Bond and Total Return Funds may use options to purchase or sell interest rate futures contracts or debt securities and may write only covered call options and cash secured puts on these financial instruments, in accordance with the requirements of Section 18 under the 1940 Act. Options on interest rate futures contracts and investments in initial margins will not exceed 5% of the applicable Fund's total assets. Covered call options and cash secured puts will not exceed 25% of the applicable Fund's total assets. For a detailed discussion on interest rate futures contracts and options, see the section entitled "Risk Factors" in the Prospectuses of these Funds, and the section entitled "Investment Policies and Restrictions" in the Statement of Additional Information.

      (2) Purchase or sell interests in oil, gas or other mineral leases or exploration or development programs. All of the Funds, however, may purchase or sell securities issued by entities which invest in such interests.

      (3) Invest more than 5% of a Fund's total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation.

      (4) Purchase or retain the securities of any issuer if any individual officers and trustees/directors of the Trust, the Adviser, or any subsidiary thereof owns individually more than 0.5% of the securities of that issuer and all such officers and trustees/directors together own more than 5% of the securities of that issuer.

      (5)   Engage in arbitrage transactions.


      Another restriction which may be changed by the Trustees, at their discretion, is that, to the extent a Fund invests in warrants, such a Fund's investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of such Fund's net assets. Included within that amount, but not to exceed 2% of the value of the INVESCO Value Equity, Intermediate Government Bond^ and Total Return Funds' net assets may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by such a Fund as part of a unit or attached to securities may be deemed to be without value.


      The Trust has also adopted the following additional investment restriction, which may be changed by the Trustees, under which the INVESCO Value Equity, Intermediate Government Bond, and Total Return Funds may not invest more than 25% of the value of such a Fund's total assets in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments.


^

THE TRUST AND ITS MANAGEMENT

      The Trust. The Trust was organized under the laws of Massachusetts on July 15, 1987 as "Financial Series Trust." On July 1, 1993, the Trust changed its name to "INVESCO Value Trust." In addition, the names INVESCO Intermediate Government Bond Fund, INVESCO Value Equity Fund and INVESCO Total Return Fund were adopted as the names of the Intermediate Government Bond Fund, Equity Fund and Flex Fund series of the Trust, respectively, effective July 1, 1993.

      The Investment Adviser. INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), is employed as the Trust's investment adviser. INVESCO was established in 1932 and also serves as an investment adviser to INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc.

     The Sub-Adviser. INVESCO, as investment adviser, has contracted with INVESCO Capital Management, Inc. ("ICM") to provide investment advisory and research services to the Trust. ICM, the Trust's investment adviser from inception of the Trust through 1990, has the primary responsibility for providing portfolio investment management services to the Funds.


      INVESCO is an indirect wholly-owned subsidiary of INVESCO PLC, a publicly-traded holding company organized in 1935. Through subsidiaries located in London, Denver, Atlanta, Boston, Louisville, Dallas, Tokyo, Hong Kong^ and the Channel Islands, INVESCO PLC provides investment services around the world.

      INVESCO was acquired by INVESCO PLC in 1982 and, as of August 31, ^ 1996 managed 14 mutual funds, consisting of ^ 39 separate portfolios, on behalf of over ^ 827,000 shareholders. INVESCO PLC's other North American subsidiaries include the following:


     --INVESCO   Capital   Management,   Inc.   of  Atlanta,   Georgia   manages
institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker/dealer whose primary business is the distribution of shares of two registered investment companies.

     --INVESCO Management & Research, Inc. (formerly Gardner and Preston Moss, Inc.) of Boston, Massachusetts primarily manages pension and endowment accounts.

     --PRIMCO Capital Management, Inc. of Louisville, Kentucky specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

     --INVESCO Realty Advisors, Inc. of Dallas, Texas is responsible for providing advisory services in the U.S. real estate markets for INVESCO PLC's clients worldwide. Clients include corporate plans, public pension funds, and endowment and foundation accounts.

      The corporate headquarters of INVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

      As indicated in the Prospectuses, INVESCO and ICM permit investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of INVESCO, ICM and their North American affiliates. The policy requires officers, inside directors, investment and other personnel of INVESCO, ICM and their North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of INVESCO, ICM and their North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are adminstered by and subject to exceptions authorized by INVESCO or ICM.


      Investment Advisory Agreement. INVESCO serves as investment adviser pursuant to an investment advisory agreement with the Trust (the "Agreement") which was approved by the shareholders of each Fund on December 28, 1990, for an initial term of two years. This agreement has been continued by action of the board of trustees until April 30, ^ 1997.


      The Agreement provides that INVESCO shall manage the investment portfolios of the Trust in conformity with the Trust's investment policies (either directly or by delegation to a sub-adviser, which may be a party affiliated with INVESCO). Further, INVESCO shall perform all administrative, clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Trust, excluding, however, those services that are the subject of separate agreement between the Trust and INVESCO or any affiliate thereof, including the distribution and sale of Trust shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with INVESCO discussed below. INVESCO will pay the fee of any sub-adviser. Under the Agreement and the Administrative Services Agreement, INVESCO shall furnish or pay for all facilities, equipment, and supplies ordinarily required by the Trust. This shall include, but not be limited to, office space, office equipment, furniture, furnishings, telephone service and other utilities, and the fees of all officers and directors of the Trust who are employees of INVESCO. The responsibility for making decisions to buy, sell, or hold a particular security rests with INVESCO, as well as ICM as the Sub-Adviser, subject to review by the board of trustees. Expenses not assumed by INVESCO are borne by the Trust.

      Under the Agreement, as full compensation for all services rendered by it, INVESCO receives a fee based on the average daily net assets of the Funds (the "Advisory Fee"). The Advisory Fee is calculated daily at the applicable annual rate and paid monthly as follows:

      (a)   INVESCO   Value   Equity  and  Total   Return   Funds:   0.75%  on
            the first $500 million of the average net assets of each Fund; 0.65% on the next $500 million of average net assets of each Fund; and 0.50% on average net assets in excess of $1 billion;

      (b)   INVESCO   Intermediate   Government   Bond  Fund:   0.60%  on  the
            first  $500  million  of the  average  net  assets  of  the  Fund;
            0.50% on the next $500 million of the average net assets of the Fund; and 0.40% on average net assets in excess of $1 billion.


      For the fiscal year ended August 31, ^ 1996, the INVESCO Value Equity, Intermediate Government Bond and Total Return Funds, incurred aggregate advisory fees of ^ $1,382,049, $235,160 and $6,025,905 respectively.


      Certain states in which the shares of the Trust are qualified for sale currently impose limitations on the expenses of the Trust. At the date of this Statement of Additional Information, the most restrictive state-imposed annual expense limitation requires that INVESCO absorb any amount necessary to prevent each Fund's aggregate ordinary operating expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary charges such as litigation costs) from exceeding in any fiscal year 2.5% of that Fund's first $30,000,000 of average net assets, 2.0% of the next $70,000,000 of average net assets and 1.5% of the remaining average net assets. No payment of the investment advisory fee will be made to INVESCO which would result in a Fund's expenses exceeding on a cumulative annualized basis this state limitation.


     Sub-Advisory Agreement. ICM serves as sub-adviser to the INVESCO Value Equity, Intermediate Government Bond^ and Total Return Funds pursuant to a sub-advisory agreement (the "Sub-Agreement") with INVESCO which was approved by the shareholders of each of the Funds then in existence on December 28, 1990, for an initial terms of two years. The Sub-Agreement has been continued by action of the board of trustees until April 30, ^ 1997.


      The Agreement and Sub-Agreement may be continued from year to year as to each Fund after their initial terms as long as each such continuance is specifically approved by the board of trustees of the Trust, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of each of the Funds. Each such continuance also must be approved by a majority of the trustees who are not parties to the Agreement or Sub-Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement or Sub-Agreement may be terminated as to any Fund at any time without penalty by either party or the Trust upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

      The Sub-Agreement provides that ICM, as Sub-Adviser, will provide various investment advisory and research services on behalf of the respective Funds, including managing their investment portfolios.

      Fees of the Sub-Adviser are paid monthly by INVESCO and not the Funds. The Sub-Advisory fee to INVESCO Capital Management, Inc. shall be computed at the following annual rates based on the average net assets invested in each Fund:
0.20% on the INVESCO Value Equity Fund's and INVESCO Total Return Fund's, and 0.16% on the INVESCO Intermediate Government Bond Fund's, average net asset value up to $500 million; 0.17% on the INVESCO Value Equity Fund's and INVESCO Total Return Fund's, and 0.13% on the INVESCO Intermediate Government Bond Fund's, average net asset value in excess of $500 million but not more than $1 billion; and 0.13% on the INVESCO Value Equity Fund's and INVESCO Total Return Fund's, and 0.11% on the INVESCO Intermediate Government Bond Fund's, average net asset value in excess of $1 billion.


      Administrative Services Agreement. INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Trust pursuant to an Administrative Services Agreement dated February 20, 1989 (the "Administrative Agreement"). The Administrative Agreement was approved on January 20, 1989, by a vote cast in person by all of the trustees of the Trust, including all of the trustees who are not "interested persons" of the Trust or INVESCO at a meeting called for such purpose. The Administrative Agreement was for an initial term of one year from the date of its execution, and has been continued by action of the board of trustees until April 30, ^ 1997. The Administrative Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the board of trustees of the Trust, including a majority of the trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Trust upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the board of trustees approves such assignment.


      The Administrative Agreement provides that INVESCO shall provide the following services to the Funds: required administrative and internal accounting services, including without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, and providing selected general ledger reports. As full compensation for services provided under the Administrative Agreement, the Trust pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year per Fund, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of each Fund of the Trust. For providing such services, INVESCO received administrative services fees in the amount of ^ $191,143 for the fiscal year ended August 31, ^ 1996.

      Transfer Agency Agreement. INVESCO performs transfer agent, dividend disbursing agent, and registrar services for the Trust pursuant to a Transfer Agency Agreement approved by the trustees of the Trust on January 23, 1991, for an initial term of one year. The Transfer Agency Agreement has been continued by action of the board of trustees until April 30, ^ 1997, and thereafter may be continued from year to year as long as such continuance is specifically approved at least annually by the board of trustees of the Trust, or by a vote of the holders of a majority of the outstanding shares of each Fund of the Trust. Any such continuance also must be approved by a majority of the Trust's trustees who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice.

      The Transfer Agency Agreement provides that the Trust shall pay to INVESCO an annual fee of ^ $20.00 per shareholder account or omnibus account participant with respect to the INVESCO Value Equity and Total Return Funds, and ^ $26.00 per shareholder account or omnibus account participant with respect to INVESCO Intermediate Government Bond Fund. These fees are paid monthly at 1/12 of the annual fee and are based upon the number of shareholder accounts or omnibus account participants in existence at any time during each month. For the year ended August 31, ^ 1996, the Trust paid INVESCO transfer agency fees of ^ $1,391,761 .

      Set forth below is a table showing the advisory fees, transfer agency fees and administrative fees paid by each of the Funds for the fiscal years ended August 31, ^ 1996, 1995 and 1994.

                        Fiscal year                Fiscal  year                ^ Fiscal year
                        ended August 31, 1996      ended August 31, 1995 ^       ended August 31, 1994

                                 Transfer Adminis-            Transfer Adminis-             Transfer Adminis-
                        Advisory Agency   trative  Advisory   Agency   trative   Advisory   Agency   trative
Portfolio               Fees     Fees     Fees     Fees       Fees     Fees      Fees       Fees     Fees
---------               -------- -------- -------- ---------- -------- --------  ---------- -------- --------

INVESCO Value Equity  $1,382,049 $282,255  $37,641   $974,578 $168,354 $29,713     $750,425 $117,460 $25,009^

INVESCO Intermediate
  Government Bond       $235,160 $156,123  $15,879   $214,128 $130,781 $15,353     $221,181  $72,649 $15,530

^INVESCO Total Return $6,025,905 $953,383 $137,623 $2,824,847 $477,373 $66,616   $1,889,563 $255,855 $47,791


      Officers and Trustees of the Trust. The overall direction and supervision of the Trust is the responsibility of the board of trustees, which has the primary duty of seeing that the Trust's general investment policies and programs of the Trust are carried out and that the Trust's Funds are properly administered. The officers of the Trust, all of whom are officers and employees of, and are paid by, INVESCO, are responsible for the day-to-day administration of the Trust. INVESCO, along with ICM, has the primary responsibility for making investment decisions on behalf of each of the Funds of the Trust. These investment decisions are reviewed by the investment committee of INVESCO.


      All of the officers and trustees of the Trust hold comparable positions with INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO
Emerging  Opportunity  Funds,  Inc.,  INVESCO Growth Fund, Inc.,  INVESCO Income
Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO  International Funds,
Inc.,  INVESCO Money Market Funds,  Inc.,  INVESCO  Multiple Asset Funds,  Inc.,
INVESCO Specialty Funds,  Inc.,  INVESCO  Strategic  Portfolios,  Inc.,  INVESCO
Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. In addition, all of the trustees of the Trust also are directors of INVESCO Advisor
Funds, Inc. (formerly known as "The EBI Funds, Inc."); and, with the exception of ^ Mr. Hesser ^, trustees of INVESCO Treasurer's Series Trust ^. Set forth below is information with respect to each of the Trust's officers and trustees.
Unless  otherwise  indicated,  the address of the  trustees and officers is Post
Office Box 173706, Denver, Colorado 80217- 3706. Their affiliations represent their principal occupations during the past five years.

     CHARLES W.  BRADY,*+  Chairman of the Board.  Chief  Executive  Officer and
Director of INVESCO PLC, London,  England, and of various subsidiaries  thereof.
Chairman of the Board of ^ INVESCO  Advisor  Funds,  Inc.,  INVESCO  Treasurer's
Series  Trust and The Global  Health  Sciences  Fund.  Address:  1315  Peachtree
Street, NE, Atlanta, Georgia. Born: May 11, 1935.








     FRED A. DEERING,+#  Vice Chairman of the Board.  Vice Chairman of ^ INVESCO
Advisor Funds, Inc.^ and INVESCO Treasurer's Series Trust. Trustee of The Global
Health Sciences Fund. Formerly, Chairman of the Executive Committee and Chairman
of the Board of Security Life of Denver  Insurance  Company,  Denver,  Colorado;
Director of ^ ING America Life  Insurance  Co.,  Urbaine Life  Insurance Co. and
Midwestern  United Life  Insurance  Co.  Address:  Security  Life  Center,  1290
Broadway, Denver, Colorado. Born: January 12, 1928.


     DAN J. HESSER,+* President and Trustee. Chairman of the Board, President, and Chief Executive Officer of INVESCO Funds Group, Inc.; Director of INVESCO
Trust Company.  Trustee of The Global Health Sciences Fund.  Born:  December 27,
1939.


     VICTOR L. ANDREWS,** Trustee. ^ Professor  Emeritus,  Chairman Emeritus and
Chairman of the CFO  Roundtable  of the  Department  of Finance at Georgia State
University,  Atlanta, Georgia^.  President,  Andrews Financial Associates,  Inc.
(consulting  firm);  formerly,  member of the faculties of the Harvard  Business
School and the Sloan School of Management of MIT. Dr. Andrews is ^ a Director of
The  Southeastern  Thrift and Bank Fund,  Inc.  and The  Sheffield  Funds,  Inc.
Address: ^ 4625 Jettridge Drive, Atlanta, Georgia. Born: June 23, 1930.


     BOB R.  BAKER,+**  Trustee.  President and Chief  Executive  Officer of AMC
Cancer Research Center, Denver, Colorado, since January 1989; until mid-December
1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775
Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.


^



     LAWRENCE H. BUDNER,#  Trustee.  Trust  Consultant;  prior to June 30, 1987,
Senior Vice  President  and Senior Trust  Officer of  InterFirst  Bank,  Dallas,
Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.


     DANIEL D. CHABRIS,+# Trustee. Financial Consultant;  Assistant Treasurer of
Colt  Industries  Inc.,  New York,  New York,  from  1966 to 1988.  Address:  15
Sterling Road, Armonk, New York. Born: August 1, 1923.



     A.D. FRAZIER,  JR.,*^,** Director.  Executive Vice President of INVESCO PLC
(since  November  1996).  Formerly,  Senior  Executive  Vice President and Chief
Operating  Officer of the Atlanta  Committee for the Olympic Games. From 1982 to
1991,  Mr.  Frazier was employed in various  capacities by First Chicago  Bank^.
Trustee of The Global Health Sciences Fund.  Director of Magellan Health







Services,  Inc. and of Charter Medical Corp. Address:  250 Williams Street,
Suite 6000, Atlanta, Georgia. Born: June ^ 23, 1944.

     HUBERT L. HARRIS,  JR.,* Trustee.  Chairman  (since May 1996) and President
(January 1990 to April 1996) of INVESCO Services, Inc. Director of INVESCO PLC and Chief Executive Officer of INVESCO Individual Services Group. Member of the
Executive  Committee  of the Alumni  Board of Trustees of Georgia  Institute  of
Technology.  Address: 1315 Peachtree Street, N.E., Atlanta,  Georgia. Born: July
15, 1943.


     KENNETH T. KING,** Trustee. Formerly,  Chairman of the Board of The Capitol
Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The
Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the
Board  of the  Symbion  Corporation  (a high  technology  company)  until  1987.
Address:  4080 North Circulo  Manzanillo,  Tucson,  Arizona.  Born: November 16,
1925.


     JOHN W. ^ MCINTYRE,#  Director.  Retired.  Formerly,  Vice  Chairman of the
Board of Directors of The Citizens and Southern  Corporation and Chairman of the
Board and Chief Executive Officer of The Citizens and Southern Georgia Corp. and
Citizens and  Southern  National  Bank.  Director of Golden  Poultry  Co.,  Inc.
Trustee  of The  Global  Health  Sciences  Fund and  Gables  Residential  Trust.
Address: 7 Piedmont Center, Suite 100, Atlanta, GA. Born: September 14, 1930.




^


     GLEN A.  PAYNE,  Secretary.  Senior  Vice  President,  General  Counsel and
Secretary of INVESCO Funds Group, Inc. and INVESCO Trust Company; formerly, employee of a U.S. regulatory agency, Washington, D.C., (June 1973 through May
1989). Born: September 25, 1947.


     RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO
Funds Group, Inc. and INVESCO Trust Company since January 1988. Born: October 1,
1946.


     WILLIAM J.  GALVIN,  JR.,  Assistant  Secretary.  Senior Vice  President of
INVESCO  Funds Group,  Inc. and Trust  Officer of INVESCO  Trust  Company  since
August 1992.  Formerly,  Vice President of 440 Financial Group from June 1990 to
August 1992 and Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.

     ALAN I. WATSON, Assistant Secretary. Vice President of INVESCO Funds Group,
Inc. and Trust Officer of INVESCO Trust Company. Born: September 14, 1941.







     JUDY P. WIESE, Assistant Treasurer.  Vice President of INVESCO Funds Group,
Inc. and Trust Officer of INVESCO Trust Company. Born: February 3, 1948.

      #Member of the audit committee of the Trust.

      +Member of the executive committee of the Trust. On occasion, the executive committee acts upon the current and ordinary business of the Trust between meetings of the board of trustees. Except for certain powers which, under applicable law, may only be exercised by the full board of trustees, the executive committee may exercise all powers and authority of the board of trustees in the management of the business of the Trust. All decisions are subsequently submitted for ratification by the board of trustees.

      *These   trustees   are   "interested   persons"   of   the   Trust   as
defined in the 1940 Act.

      **Member of the management liaison committee of the Trust.


      As of ^ December 20, 1996, officers and trustees of the Trust, as a group, beneficially owned less than 1% of the Trust's outstanding shares and less than 1% of any Fund's outstanding shares.


Director Compensation


      The  following  table sets forth,  for the fiscal year ended  August 31, ^
1996: the compensation paid by the Trust to its eight independent trustees for services rendered in their capacities as trustees of the Trust; the benefits accrued as Trust expenses with respect to the Defined Benefit Deferred
Compensation Plan discussed below; and the estimated annual benefits to be received by these trustees upon retirement as a result of their service to the Trust. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc. (including the Funds), ^ INVESCO Advisor Funds, Inc., INVESCO Treasurer's Series Trust and The Global
Health Sciences Fund (collectively, the "INVESCO Complex") to these trustees for services rendered in their capacities as directors or trustees during the year ended December 31, ^ 1995. As of December 31, ^ 1995, there were ^ 48 funds in the INVESCO Complex.



                                                                         Total
                                                                     Compensa-
                                        Benefits      Estimated      tion From
                        Aggregate     Accrued As         Annual        INVESCO
                        Compensa-        Part of       Benefits        Complex
                        tion From          Trust           Upon        Paid To
                         Trust(1)    Expenses(2)  Retirement(3)    Trustees(1)


Fred A.Deering,          ^ $5,670         $1,469         $1,222        $87,350
Vice Chairman of
  the Board

Victor L. Andrews         ^ 5,221          1,294          1,348         68,000

Bob R. Baker              ^ 5,314          1,334          1,806         73,000

Lawrence H. Budner        ^ 5,083          1,388          1,348         68,350

Daniel D. Chabris         ^ 5,338          1,584            958         73,350

A. D. Frazier, ^ Jr.(4),(5) 4,981              0              0       ^ 63,500

Kenneth T. King           ^ 5,267          1,525          1,109         70,000

John W. McIntyre(4)       ^ 5,005              0              0       ^ 67,850

Total                   ^ $41,879         $8,594         $7,791       $571,400

% of Net Assets      ^ 0.0033%(6)     0.0007%(6)                    0.0043%(7)


     (1)The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent trustees.

     (2)Represents benefits accrued with respect to the Defined Benefit Deferred
Compensation Plan discussed below, and not compensation deferred at the election of the trustees.


     (3)These  figures  represent  the  Trust's  share of the  estimated  annual benefits  payable by the INVESCO  Complex  (excluding the Global Health Sciences
Fund which  does not  participate  in any  retirement  plan) upon the  trustees'
retirement,   calculated   using  the  current  method  of  allocating   trustee
compensation  among the funds in the INVESCO Complex.  These estimated  benefits assume  retirement at age 72 and that the basic retainer payable to the trustees will be adjusted  periodically  for  inflation,  for  increases in the number of funds in the INVESCO  Complex^ and for other reasons  during the period in which retirement  benefits  are  accrued on behalf of the  respective  trustees.  This results in lower  estimated  benefits for trustees who are closer to  retirement and higher estimated benefits for trustees who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these trustees has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum  five-year  period required to be eligible to participate in the Defined
Benefit Deferred Compensation Plan.




     (4)Messrs. Frazier and McIntyre began serving as trustees of the Trust on April 19, 1995.


     (5)Effective November 1, 1996, Mr. Frazier was employed by INVESCO PLC, a company affiliated with INVESCO. Because it was possible that Mr. Frazier would be employed with INVESCO PLC, he was deemed to be an "interested person" of the Company and of the other funds in the INVESCO Complex effective May 1, 1996.
Effective November 1, 1996, Mr. Frazier will no longer receive any director's fees or other compensation from the Company or other funds in the INVESCO
Complex for his service as a director.

     (6)Totals  ^ as a  percentage  of the Trust's net assets as of August 31, ^
1996.

     ^ (7)Total as a percentage of the net assets of the INVESCO Complex as of December 31, ^ 1995.

      ^ Messrs.  Brady, Harris, Hesser and, effective November 1, 1996, Frazier, as  "interested  persons"  of the Trust and of the  other  funds in the  INVESCO
Complex,  receive  compensation  as  officers  or  employees  of  INVESCO or its
affiliated   companies^   and  do  not  receive  any  trustee's  fees  or  other
compensation  from the Trust or other  funds in the  INVESCO  Complex  for their services as trustees.

      The boards of directors/trustees of the mutual funds managed by INVESCO, ^
INVESCO Advisor Funds, Inc. and INVESCO  Treasurer's Series Trust have adopted a
Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified trustee at the time of his retirement (the "basic retainer").
Commencing with any such trustee's second year of retirement, and commencing with the first year of retirement of a trustee whose retirement has been extended by the board for three years, a qualified trustee shall receive quarterly payments at an annual rate equal to 25% of the basic retainer. These payments will continue for the remainder of the qualified trustee's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified trustee dies or becomes disabled after age 72 and before age 74 while still a trustee of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or to his beneficiary or estate. If a qualified trustee becomes disabled or dies either prior to age 72 or during his/her 74th year while still a trustee of the funds, the trustee will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his beneficiary or estate. The plan is administered by a committee of three trustees who are also participants in the plan and one trustee who is not a plan participant. The cost of the plan will be allocated among the INVESCO, ^ INVESCO Advisor and Treasurer's Series funds in a manner determined to be fair and equitable by the committee. The Trust is not making any payments to trustees under the plan as of the date of this Statement of Additional Information. The Trust has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Trust has an audit committee which is comprised of four of the trustees who are not interested persons of the Trust. The committee meets periodically with the Trust's independent accountants and officers to review accounting principles used by the Trust, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

      The Trust also has a management liaison committee which meets quarterly with various management personnel of INVESCO in order (a) to facilitate better understanding of management and operations of the Trust, and (b) to review legal and operational matters which have been assigned to the committee by the board of trustees, in furtherance of the board of trustees' overall duty of supervision.

HOW SHARES CAN BE PURCHASED

      The shares of each Fund are sold on a continuous basis at the net asset value per share of the Fund next calculated after receipt of a purchase order in good form. The net asset value per share for each Fund is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange, but may also be computed at other times. See "How Shares Are
Valued." INVESCO acts as the Trust's Distributor under a distribution agreement with the Trust under which it receives no compensation and bears all expenses, including the costs of printing and distribution of prospectuses incident to direct sales and distribution of Trust shares on a no-load basis.

HOW SHARES ARE VALUED


      As described in the section of each Fund's Prospectus entitled "How Shares
Can Be Purchased," the net asset value of shares of each Fund of the Trust is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (usually 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share might be materially affected by changes in the value of the securities held, but only if on such day the Trust receives a request to purchase or redeem shares of that Fund. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays including New Year's Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving^ and Christmas.


      The net asset value per share of each Fund is calculated by dividing the value of all securities held by that Fund and its other assets (includng





(including dividends and interest accrued but not collected), less the Fund's liabilities (including accrued expenses), by the number of outstanding shares of that Fund. Securities traded on national securities exchanges, the NASDAQ National Market System, the NASDAQ Small Cap market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available, and listed securities for which no sales were reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities will be valued at their fair values as determined in good faith by the Trust's board of trustees or pursuant to procedures adopted by the board of trustees. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the Trust's board of trustees reviews the methods used by such service to assure itself that securities will be valued at their fair values. The Trust's board of trustees also periodically monitors the methods used by such pricing services. Debt securities with remaining maturities of 60 days or less at the time of purchase are normally valued at amortized cost.

      The values of securities held by the Funds, and other assets used in computing net asset value, generally are determined as of the time regular trading in such securities or assets is completed each day. Since regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing the Funds' net asset value. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Trust's board of trustees has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service.

TRUST PERFORMANCE


      As   discussed  in  the  section  of  each  Fund's   Prospectus   entitled
"Performance  Data," all of the Funds advertise their total return  performance.
In addition, the INVESCO Intermediate Government Bond Fund advertises its yield.
Average annual total return  performance for each Fund for the indicated periods ended August 31, ^ 1996, was as follows:








                                                                   Life of
Portfolio                                 1 Year      5 Years     Portfolio
---------                                 ------      -------     ---------
INVESCO Value Equity Fund                ^ 17.77%      13.11%     12.26%(1)
INVESCO Intermediate
  Government Bond Fund                    ^ 3.12%       6.91%      6.81%(1)
INVESCO Total Return Fund                ^ 12.06%      12.62%     12.29%(2)
-----------------

      (1)   ^ 124 months ^(10.33 years)
      (2)   ^ 108 months ^(9.00 years)


      Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:







                                P(1 + T)n = ERV

      where:      P = initial payment of $1000
                  T = average annual total return
                  n = number of years
                  ERV = ending redeemable value of initial payment

      The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period and Fund indicated.


      The yield of the INVESCO Intermediate Government Bond Fund for the 30 days ended August 31, ^ 1996, was ^ 5.30%. This yield was computed by dividing the net investment income per share earned during the period as calculated according to a prescribed formula by the net asset value per share on August 31, ^ 1996.


      In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including
certificates  of  deposit,   may  be  provided  to  prospective   investors  and
shareholders.

      From time to time, evaluations of performance made by independent sources may also be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

      American Association of Individual Investors' Journal
      Banxquote
      Barron's
      Business Week
      CDA Investment Technologies
      CNBC
      CNN
      Consumer Digest
      Financial Times
      Financial World
      Forbes
      Fortune
      Ibbotson Associates, Inc.
      Institutional Investor
      Investment Company Data, Inc.
      Investor's Business Daily
      Kiplinger's Personal Finance
      Lipper Analytical Services, Inc.'s Mutual Fund Performance
        Analysis
      Money
      Morningstar
      Mutual Fund Forecaster
      No-Load Analyst
      No-Load Fund X
      Personal Investor






      Smart Money
      The New York Times
      The No-Load Fund Investor
      U.S. News and World Report
      United Mutual Fund Selector
      USA Today
      Wall Street Journal
      Wiesenberger Investment Companies Services
      Working Woman
      Worth

SERVICES PROVIDED BY THE TRUST

      Periodic  Withdrawal  Plan.  As  described  in the  section of each Fund's
Prospectus entitled "Services Provided by the Trust," the Trust offers a Periodic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this Plan are reinvested in additional shares.
Since withdrawal payments represent the proceeds from sales of shares, the amount of shareholders' investments in the Trust will be reduced to the extent that withdrawal payments exceed dividends and other distributions paid and reinvested. Any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 20th day of each month preceding payment and payments will be mailed within five business days thereafter.

      The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under such a Plan do not represent income or a return on investment.

      A Periodic Withdrawal Plan may be terminated at any time by sending a written request to INVESCO. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless a shareholder requests otherwise.

      Exchange Privilege. As discussed in the section of each Fund's Prospectus entitled "Services Provided by the Trust," the Trust offers shareholders the privilege of exchanging shares of any Fund of the Trust for shares of certain other mutual funds advised by INVESCO. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc. using the telephone number or address on the cover of this Statement of Additional Information.
Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the fund's applicable initial minimum investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements. Any gain or loss realized on such an exchange is recognized for federal income tax purposes. This privilege is not an option or right to purchase securities, but is a revocable privilege permitted under the present policies of each of the funds and is not available in any state or other jurisdiction where the shares of the mutual fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.

TAX-DEFERRED RETIREMENT PLANS

      As described in the section of each Fund's Prospectus  entitled  "Services
Provided by the Trust,"  shares of the Trust may be purchased as the  investment
medium  for  various   tax-deferred   retirement  plans.   Persons  who  request
information  regarding  these plans from INVESCO will be provided with prototype documents and other supporting information regarding the type of plan requested.
Each of these plans involves a long-term  commitment of assets and is subject to possible regulatory penalties for excess contributions,  premature distributions
or  for  insufficient   distributions  after  age  70-1/2.  The  legal  and  tax
implications may vary according to the circumstances of the individual investor.
Therefore,  the  investor  is urged to consult  with an  attorney or tax adviser prior to the establishment of such a plan.

HOW TO REDEEM SHARES

      Normally, payments for shares redeemed will be mailed within seven days following receipt of the required documents as described in the section of each Fund's Prospectus entitled "How to Redeem Shares." The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (d) the Securities and Exchange Commission ("SEC") by order so permits.

      It is possible that in the future conditions may exist which would, in the opinion of the Trust's investment adviser, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Trust's investment adviser may authorize payment to be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the applicable Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the Trust's investment adviser based on what is in the best interests of the Trust and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.








DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS^ AND TAXES

      The Trust intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. The Trust so qualified in the fiscal year ended August 31, ^ 1996, and intends to continue to qualify during its current fiscal year. As a result, it is anticipated that the Trust will pay no federal income or excise taxes and will be accorded conduit or "pass through" treatment for federal income tax purposes.


      Dividends  paid  by the  Funds  from  net  investment  income  as  well as distributions  of net realized  short-term  capital gains and net realized gains from certain foreign currency transactions are, for federal income tax purposes, taxable as ordinary income to shareholders. After the end of each calendar year, each Fund sends shareholders  information  regarding the amount and character of
dividends  paid  in  the  year,   including  the  dividends   eligible  for  the
dividends-received  deduction for corporations.  Such amounts will be limited to the aggregate  amount of qualifying  dividends  which the Trust derives from its portfolio investments.

      Distributions by the Funds of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are, for federal income tax purposes, taxable to the shareholder as long-term capital gains regardless of how long a shareholder has held shares of the Fund. Such distributions are identified as such and are not eligible for the dividends-received deduction.

      All dividends and other distributions are regarded as taxable to the investor, whether or not such dividends and distributions are reinvested in additional shares. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. The net asset value of shares of all of the Funds reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes or any subsequent redemption of shares.

      INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Trust recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a shareholder has reported gains or losses for a Fund in past years, the shareholder must continue to use the method previously used, unless the shareholder applies to the IRS for permission to change methods.

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest received by each Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S.
possessions income taxes paid by it. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


      The  Funds  may  invest  in  the  stock  of  "passive  foreign  investment companies"  ^("PFICs").  A PFIC is a foreign corporation that, in general, meets either of the following  tests:  (1) at least 75% of its gross income is passive or (2) an  average of at least 50% of its  assets  produce,  or are held for the production  of,  passive  income.  Under certain  circumstances,  a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock  (collectively
"PFIC income"),  plus interest  thereon,  even if the Fund  distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income
will  be  included  in  the  Fund's  investment   company  taxable  income  and,
accordingly,  will not be taxable to it to the extent that income is distributed to its shareholders.


      Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

      Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions generally will be subject to applicable state and local taxes.
Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

INVESTMENT PRACTICES


      Portfolio Turnover. There are no fixed limitations regarding portfolio turnover for any of the Trust's Funds. Brokerage costs to the Trust are commensurate with the rate of portfolio activity. Portfolio turnover rates for the fiscal years ended August 31, 1996 and 1995 ^, were as follows:

      Fund                                            1996        1995 ^
      ----                                            ----        ----
      INVESCO Value Equity                             27%        34% ^
      INVESCO Intermediate
        Government Bond                                63%        92% ^
      INVESCO Total Return                             10%        30% ^


      In computing the portfolio turnover rate, all investments with maturities or expiration dates at the time of acquisition of one year or less are excluded.
Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year.

     Placement  of  Portfolio  Brokerage.  INVESCO,  as  the  Funds'  investment adviser,  and ICM, as sub-adviser  of the Funds under the direct  supervision of
INVESCO,  place orders for the purchase and sale of securities  with brokers and
dealers   based  upon  their   evaluation  of  the   broker-dealers'   financial
responsibility subject to the broker-dealers'  ability to effect transactions at the best available prices. Fund Management evaluates the overall  reasonableness of brokerage commissions paid by reviewing the quality of executions obtained on the Trust's portfolio transactions, viewed in terms of the size of transactions, prevailing  market  conditions  in the security  purchased or sold,  and general economic  and  market  conditions.  In seeking  to ensure  that the  commissions charged the Trust are consistent with prevailing and reasonable commissions
^, Fund Management also endeavors to monitor brokerage industry practices with regard to the commissions ^ charged by broker/dealers on transactions effected for other comparable institutional investors. While Fund Management seeks reasonably competitive rates, the Trust does not necessarily pay the lowest commission^ or spread^ available.


      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, Fund Management may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to Fund Management in making informed investment decisions. Research services prepared and furnished by brokers through which the Funds effect securities transactions may be used by Fund Management in servicing all of their respective accounts and not all such services may be used by Fund Management in connection with the Funds.


      In recognition of the value of the above-described brokerage and research services provided by certain brokers, Fund Management, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of Trust transactions on which the commissions ^ are in excess of those which other brokers might have charged for effecting the same transactions.


      Fund transactions may be effected through qualified broker/dealers who recommend the Trust to their clients, or who act as agent in the purchase of the Trust's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, the Trust's adviser or sub-adviser may consider the sale of Trust shares by a broker or dealer in selecting among qualified broker/dealers.


      Certain brokers or their affiliates (collectively "brokers") are paid a fee (the "Broker's Fee") for recordkeeping, shareholder communications and other services provided by the brokers to investors purchasing shares of the Funds through no transaction fee programs ("NTF Programs") offered by the brokers. The
Broker's Fee is based on the average daily value of the investments in each Fund made by a broker and held in omnibus accounts maintained on behalf of investors participating in the NTF Program. The trustees of the Trust have authorized each Fund to pay transfer agency fees to INVESCO based on the number of investors who have beneficial interests in a broker's omnibus accounts in that Fund. INVESCO, in turn, pays these transfer agency fees to the broker as a sub- transfer agency or recordkeeping fee in payment of all or a portion of the Broker's Fee. The trustees of the Trust have further authorized INVESCO to place a portion of each Fund's brokerage transactions with certain brokers that sponsor NTF Programs, if INVESCO reasonably believes that, in effecting the Fund's transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by a broker from executing portfolio transactions on behalf of a specific Fund may be credited by the broker against the sub-transfer agency or recordkeeping fee payable with respect to that Fund, on a basis which has resulted from negotiations between INVESCO and the broker. INVESCO, in turn, applies any such credits to the transfer agency fee it charges to the Fund. Thus, the Fund pays sub-transfer agency or recordkeeping fees to the broker in payment of the Broker's Fee only to the extent that such fees are not offset by the Fund's credits. INVESCO itself pays the portion of a Fund's Broker's Fee, if any, that exceeds the sub-transfer agency or recordkeeping fee. In the event that the transfer agency fee paid by a Fund to INVESCO with respect to investors who have beneficial interests in a particular broker's omnibus accounts in that Fund exceeds the Broker's Fee applicable to that Fund, INVESCO may carry forward the excess through the end of the Trust's fiscal year and apply it to future
Broker's fees payable to that broker with respect to the Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustment by INVESCO prior to each fiscal year-end of the Trust.

      The aggregate dollar amount of brokerage commissions paid by the Funds for the fiscal years ended August 31, ^ 1996, 1995 and 1994 were $605,656,  $389,207 and $204,189,  respectively.  The higher level of brokerage  commissions paid by the  Funds  for the  year  ended  August  31, ^ 1996  was  primarily  due to the increased  size of the Funds and increased  portfolio  turnover.  For the fiscal year ended August 31,  1995,  brokers  providing  research  services  received ^
$119,217 in commissions on portfolio  transactions  effected for the Trust.  The aggregate  dollar  amount  of such  portfolio  transactions  was ^  $76,615,084.
Neither the Trust,  INVESCO,  nor ICM paid any  compensation  to brokers for the sale of shares of the Trust during the fiscal year ended August 31, ^ 1996.

      At August 31, ^ 1996, the Funds held securities of their regular brokers or dealers, or their parents, as follows:








                                                              Value of
                                                         Securities at
Fund                         Broker or Dealer          August 31, 1996 ^
----                         ----------------         ----------------

INVESCO Value Equity         State Street Bank           ^ $10,510,000
  Fund                         & Tr. Co.
INVESCO Intermediate         State Street Bank            ^ $1,240,000
  Government Bond Fund         & Tr. Co.
INVESCO Total Return         State Street Bank              $8,400,000
  Fund                         & Tr. Co.


      Neither INVESCO nor ICM receive any brokerage commissions on portfolio transactions effected on behalf of the Trust, and there is no affiliation between INVESCO, ICM, or any person affiliated with INVESCO, ICM, or the Trust and any broker or dealer that executes transactions for the Trust.

ADDITIONAL INFORMATION


      Shares of Beneficial  Interest.  As a Massachusetts  Business  Trust,  the
Trust has an unlimited number of authorized shares of beneficial interest. As of August 31, ^ 1996, 8,994,532 shares of the INVESCO Value Equity Fund, ^
3,246,858  shares  of the  INVESCO  Intermediate  Government  Bond  Fund,  and ^
45,674,707 shares of the INVESCO Total Return Fund were outstanding. The board of trustees has the authority to designate additional series of beneficial shares for any new fund of the Trust without seeking the approval of shareholders and may classify and reclassify any unissued shares.


      Shares of each series represent the interests of the shareholders of such series in a particular portfolio of investments of the Trust. Each series of the Trust's shares is preferred over all other series in respect of the assets specifically allocated to that series, and all income, earnings, profits and proceeds from such assets, subject only to the rights of creditors, are allocated to shares of that series. The assets of each series are segregated on the books of account and are charged with the liabilities of that series and with a share of the Trust's general liabilities. The board of trustees determines those assets and liabilities deemed to be general assets or liabilities of the Trust, and these items are allocated among series in proportion to the relative net assets of each series. In the unlikely event that a liability allocable to one series exceeds the assets belonging to the series, all or a portion of such liability may have to be borne by the holders of shares of the Trust's other series.

      All shares, regardless of series, have equal voting rights. Voting with respect to certain matters, such as ratification of independent accountants or election of trustees, will be by all series of the Trust. When not all series are affected by a matter to be voted upon, such as approval of an investment advisory contract or changes in a Fund's investment policies, only shareholders of the series affected by the matter may be entitled to vote. Trust shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. In such event, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the board of trustees. After they have been elected by shareholders, the trustees will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation, or retirement. ^ Trustees may appoint their own successors, provided that always at least a majority of the trustees have been elected by the Trust's shareholders. As a Massachusetts Business Trust, it is the intention of the Trust not to hold annual meetings of shareholders. The trustees will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Trust's Declaration of Trust, or at their discretion.

      Principal Shareholders. As of November 30, ^ 1996, the following entities held more than 5% of the Trust's and each Fund's outstanding equity securities.

^ Name and Address                                            Percent
^ of Beneficial Owner                  Number of Shares       of Class
---------------------                  ----------------       --------

INVESCO Value Equity Fund




^
INVESCO Trust Co. Trustee              ^ 716,411.546               7.084
HNTB Corporation Retirement &
Savings Plan
c/o Joan Watanabie
1201 Walnut, Suite 700
Kansas City, MO  64106

^ Bramco, Inc.                         640,033.530                 6.329
^ PS & Thrift Plan
^ P.O. Box 32230
^ Louisville, KY  40232

Charles Schwab & Co. Inc.              ^ 623,034.502               6.161
^ Special Custody Acct.
for the Exclusive Benefit
of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104





^ INVESCO Intermediate Government Bond Fund

Charles Schwab & Co. Inc.              780,846.712                21.535
Special Custody Acct.
for the Exclusive Benefit
of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104

INVESCO Trust Co. Trustee              664,897.464                18.337
Arch Mineral Corporation
Employee Thrift Plan 01/4/93
City Place One, Suite 300
St. Louis, MO  63141

Northern Trust Co. Trustee             280,413.641                 7.734
Ericsson Cap & Savings Plan
Attn: Myra Baldwin-Larkins
801 S. Canal, Flr. C-35
Chicago, IL  60607

Donaldson Lufkin & Jenrette            194,014.839                 5.351
Securities Corp.
Mutual Funds, 5th Flr.
P.O. Box 2052
Jersey City, NJ  07303

INVESCO Total Return Fund

Charles Schwab & Co. Inc.              7,753,792.355              15.962
Special Custody Acct.
for the Exclusive Benefit
of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104

Connecticut General Life Ins.          7,207,935.017              14.839
c/o Liz Pezda M-110
P.O. Box 2975
Hartford, CT  06104


     Independent  Accountants.  Price  Waterhouse LLP, 950  Seventeenth  Street,
Denver, Colorado, has been selected as the independent accountants of the Trust.
The   independent   accountants  are  responsible  for  auditing  the  financial statements of the Trust.

      Custodian.  State Street Bank and Trust  Company,  P.O.  Box 351,  Boston,
Massachusetts, has been designated as the custodian of the cash and investment securities of the Trust. The bank is responsible for, among other things, receipt and delivery of the Funds' investment securities in accordance with procedures and conditions specified in the custody agreement. Under its contract with the Trust, the custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Trust to be held outside the United States in branches of U.S. banks and, to the extent permitted





by  applicable  regulations,   in  certain  foreign  banks  and  securities
depositories.

      Transfer Agent. INVESCO, 7800 E. Union Avenue, Denver, Colorado 80237, acts as registrar, dividend disbursing agent, and transfer agent for the Trust pursuant to the Transfer Agency Agreement described in "The Trust and Its
Management." Such services include the issuance, cancellation and transfer of shares of the Trust, and the maintenance of records regarding the ownership of such shares.

      Reports to  Shareholders.  The Trust's  fiscal year ends on August 31. The
Trust distributes reports at least semiannually to its shareholders. Financial statements regarding the Trust, audited by the independent accountants, are sent to shareholders annually.


     Legal Counsel. The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Trust. The firm of Moye, Giles, O'Keefe, Vermeire &
Gorrell, Denver, Colorado, acts as special counsel to the Trust.

      Financial Statements. The Trust's audited financial statements and the notes thereto for the year ended August 31, ^ 1996, and the report of Price
Waterhouse LLP with respect to such financial statements are incorporated herein by reference from the Trust's Annual Report to Shareholders for the fiscal year ended August 31, ^ 1996.


      Prospectuses. The Trust will furnish, without charge, a copy of the Prospectus for any Fund upon request. Such requests should be made to the Trust at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.

     Registration  Statement.  This Statement of Additional  Information and the
Prospectuses do not contain all of the information set forth in the Registration
Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

      Declaration of Trust Provisions. The Declaration of Trust establishing the
Trust dated July 9, 1987, a copy of which,  together with all amendments thereto
(the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name of the Trust refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to their private property for the satisfaction of any obligation or claim of the Trust, but the "Trust Property" only shall be liable.






APPENDIX A


     Bond Ratings.  Description of Standard & Poor's  ^("Standard & Poor's") and
Moody's Investors Service, Inc. ("Moody's") four highest bond rating categories:


Moody's Investors Service, Inc. Corporate Bond Ratings:

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa  -  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations,  i.e.,  they are  neither  highly  protected  nor  poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporate Bond Ratings:

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds  rated  AA  also  qualify  as  high-quality  debt  obligations.
Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.







      BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.






APPENDIX B

DESCRIPTION OF FUTURES AND OPTIONS CONTRACTS

Options on Securities

      An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost.
The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

      Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option.
Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

      Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing
Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

      An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series.
Although the INVESCO Intermediate Government Bond and Total Return Funds generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that these Funds would have to exercise the option in order to realize any profit. This would result in these Funds incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If these Funds, as covered call option writers, are unable to effect a closing purchase transaction in a secondary market, they will not be able to sell the underlying security until the option expires unless the Funds are required to deliver the securities pursuant to the assignment of an exercise notice^.


      Reasons  for the  potential  absence  of a liquid  secondary  market on an exchange include the following:  (i) there may be insufficient  trading interest in certain options;  (ii)  restrictions may be imposed by an exchange on opening transactions or closing  transactions or both; (iii) trading halts,  suspensions or other  restrictions  may be imposed  with  respect to  particular  classes or
series  of  options  or  underlying  securities;   (iv)  unusual  or  unforeseen
circumstances may interrupt normal operations on an exchange; (v) the facilities of an  exchange  or a clearing  corporation  may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons,  decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary  market on that exchange (or in the class or series of options)  would cease to exist,  although  outstanding  options on that exchange  which had been issued by a clearing  corporation  as a result of trades on that exchange  would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated  trading activity or other unforeseen  events might not,  at a  particular  time,  render  certain of the  facilities  of any of the clearing  corporations  inadequate and thereby  result in the  institution by an exchange of special  procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S.  exchanges,  believes that its  facilities  are adequate to handle the  volume of  reasonably  anticipated  options  transactions,  and such exchanges  have  advised  such  clearing  corporation  that they  believe  their facilities will also be adequate to handle reasonably anticipated volume.

      In addition, options on securities may be traded over-the-counter through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the INVESCO Intermediate Government Bond and Total Return Funds. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between these Funds and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, these Funds would lose the premium paid for the option as well as any anticipated benefit of the transaction. These Funds will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve
Bank of New York.

Interest Rate Futures Contracts


      A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, Futures Contracts call for settlement only on the expiration date^ and cannot be "exercised" at any other time during their term.


      The purchase or sale of a Futures Contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable, a process known as "marking to the market."

      A Futures Contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a Futures Contract, by in effect taking the opposite side of such Contract. At any time prior to the expiration of a Futures Contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

      Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes,
Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities.

Options on Interest Rate Futures Contracts

      An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price to a stated expiration date.
Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of variation margin deposits. In addition, the writer of an Option on a Futures
Contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

      An option, whether based on a Futures Contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.






                          PART C.  OTHER INFORMATION


Item 24.    Financial Statements and Exhibits

      (a)   Financial Statements:
                                                                  Page in
                                                                  Prospectus
                                                                  ----------
            (1)   Financial statements and schedules
                  included in Prospectuses (Part A):


                  Financial Highlights for the ^ three                 8
                  years ended August 31, ^ 1996, the
                  eight-month period ended August 31,
                  1993, and each of the six years in
                  the period ended December 31, 1992,                 32
                  ^ for both the INVESCO Value Equity
                  and Intermediate Government Bond
                  Funds; and for the ^ three years
                  ended August 31, ^ 1996, the eight-                 59
                  month fiscal period ended August 31,
                  1993, each of the five years in the
                  period ended December 31, 1992, and
                  for the period ended December 31,
                  1987,  for the INVESCO Total Return
                  Fund.


                                                                  Page in
                                                                  Statement
                                                                  of Addi-
                                                                  tional In-
                                                                  formation
                                                                  ----------

            (2)   The following audited financial
                  statements of the INVESCO Value Equity
                  Fund, the INVESCO Intermediate
                  Government Bond Fund and the INVESCO
                  Total Return Fund and the notes thereto
                  for the fiscal year ended August 31, ^
                  1996, and the report of Price Waterhouse
                  LLP with respect to such financial
                  statements, are incorporated in the
                  Statement of Additional Information by
                  reference from the Company's Annual
                  Report to Shareholders for the fiscal
                  year ended August 31, ^ 1996: Statement
                  of Investment Securities as of August
                  31, ^ 1996; Statement of Assets and
                  Liabilities as of August 31, ^ 1996;






                  Statement of Operations for the year
                  ended August 31, ^ 1996; Statement of
                  Changes in Net Assets for the two years
                  ended August 31, ^ 1996; Financial
                  Highlights for the ^ three years ended
                  August 31, ^ 1996, the eight-month
                  fiscal period ended August 31,  1993,
                  and the ^ two years ended  December 31,
                  1992.


            (3)   Financial statements and schedules
                  included in Part C:

                  None: Schedules have been omitted as all information has been presented in the financial statements.

      (b)   Exhibits:

            (1)   (a) Declaration of Trust (amended) as of
                  December 31, 1990.(2)

                  (b) Amendment to Declaration of Trust
                  effective July 1, 1993.(7)

            (2)   Bylaws, as amended as of January 22,
                  1992.(4)

            (3)   Not applicable.

            (4)   Not applicable.

            (5)   (a) Investment Advisory Agreement
                  between Registrant and Financial
                  Programs, Inc. (now, INVESCO Funds
                  Group, Inc.) dated as of October 30,
                  1990.(2)

                  (b) Form of Letter Agreement, dated July
                  1, 1993, between Registrant and INVESCO
                  Funds Group, Inc.(6)

                  (c) Sub-Advisory Agreement between
                  Financial Programs, Inc. (now INVESCO
                  Funds Group, Inc.) and INVESCO Capital
                  Management, Inc., dated as of October
                  30, 1990.(2)

            (6)   General Distribution Agreement between
                  Registrant and INVESCO Funds Group, Inc., dated as of October 30, 1990.(2)





            (7)   Defined Benefit Deferred Compensation
                  Plan for Non-Interested Directors and
                  Trustees.(7)


            (8)   Custody Agreement between INVESCO Value
                  Trust and State Street Bank and Trust
                  Company.(8) Amendment to this Custodian
                  Contract dated October 25, ^ 1995.(9)


            (9)   (a) Transfer Agency Agreement between
                  Registrant and INVESCO Funds Group, Inc.
                  dated as of January 21, 1991.


                        (i) Amended Fee Schedule to
                        Transfer Agency Agreement dated ^
                        May 1, 1996.


                  (b) Administrative Services Agreement
                  between Registrant and Financial Programs,
                  Inc. (now INVESCO Funds Group, Inc.) dated
                  February 20, 1989.  Amended Exhibit A to
                  Administrative Services Agreement dated
                  April 30, 1991.(2) Amended Exhibits A and
                  B to Administrative Services Agreement
                  between Registrant and INVESCO Funds
                  Group, Inc. dated April 30, 1991.(3) Form of amended Exhibit A to Administrative
                  Services Agreement dated July 1, 1993.(6)

                  (c) The Financial Funds Shareholder
                  Application for Purchase of Mutual
                  Funds.(3)

            (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable was filed with the Securities and Exchange
                  Commission approximately October 25,
                  1996, pursuant to Rule 24f-2.

            (11)  Consent of Independent Accountants.

            (12)  Not applicable.

            (13)  Not applicable.





            (14)  Copies of model plans used in the
                  establishment of retirement plans as
                  follows:  Non-standardized Profit
                  Sharing Plan; Non-standardized Money
                  Purchase Pension Plan; Standardized
                  Profit Sharing Plan Adoption Agreement;
                  Standardized Money Purchase Pension
                  Plan; Non-standardized 401(k) Plan
                  Adoption Agreement; Standardized 401(k)
                  Paired Profit Sharing Plan; Standardized
                  Simplified Profit Sharing Plan;
                  Standardized Simplified Money Purchase
                  Plan; Defined Contribution Master Plan
                  & Trust Agreement; and Financial 403(b)
                  Retirement Plan.(5)

            (15)  Not applicable.

            (16)  Schedule for computation of performance
                  data.(1)


            (17)  (a) Financial Data Schedule for the
                  period ended August 31, ^ 1996 for
                  INVESCO Value Equity Fund.

                  (b) Financial Data Schedule for the
                  period ended August 31, ^ 1996 for
                  INVESCO Intermediate Government Bond
                  Fund.

                  (c) Financial Data Schedule for the
                  period ended August 31, ^ 1996 for
                  INVESCO Total Return Fund.


            (18)  Not Applicable.

(1)Previously   filed  with   Post-Effective   Amendment   No.  7  to  this
Registration Statement on April 27, 1988 and incorporated by reference herein.

(2)Previously   filed  with   Post-Effective   Amendment  No.  11  to  this
Registration Statement on March 1, 1991 and incorporated by reference herein.

(3)Previously   filed  with   Post-Effective   Amendment  No.  13  to  this
Registration  Statement  on  September  20, 1991 and  incorporated  by reference herein.

(4)Previously   filed  with   Post-Effective   Amendment  No.  15  to  this
Registration  Statement  on February  25,  1993 and  incorporated  by  reference herein.




(5)Previously  filed with Registration  Statement of INVESCO  International
Funds, Inc. (File No. 33-63498) on May 27, 1993 and incorporated by reference herein.

(6)Previously   filed  with   Post-Effective   Amendment  No.  16  to  this
Registration Statement on June 4, 1993 and incorporated by reference herein.

(7)Previously   filed  with   Post-Effective   Amendment  No.  17  to  this
Registration Statement on October 29, 1993 and incorporated by reference herein.

(8)Previously   filed  with   Post-Effective   Amendment  No.  18  to  this
Registration Statement on October 18, 1994 and incorporated by reference herein.


(9)Previously filed on EDGAR with  Post-Effective  Amendment No. 19 to this
Registration Statement on December 15, 1995 and incorporated by reference herein.


Item 25.    Persons Controlled by or Under Common Control with
            Registrant

            No person is presently controlled by or under common control with Registrant.


Item 26.    Number of Holders of Securities
                                                   Number of Record
                                                   Holders as of
            Title of Class                         ^ November 30, 1996
            --------------                         -------------------

            Beneficial Interest

            INVESCO Value Equity Fund                      ^ 7,069
            INVESCO Intermediate Government
              Bond Fund                                    ^ 1,949
            INVESCO Total Return Fund                     ^ 15,898


Item 27.    Indemnification

            Indemnification provisions for officers and directors of Registrant are set forth in Article Seven of the Bylaws and Article V of the Articles of Restatement of the Declaration of Trust, and are hereby incorporated by reference. See Item 24(b)(1) and (2) above. Under these Articles, officers and trustees will be indemnified to the fullest extent permitted by law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, the trustees and officers of the Trust cannot be protected against liability to the Trust or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Trust also maintains liability insurance policies covering its trustees and officers.






Item 28.    Business and Other Connections of Investment Adviser

            See "The Trust and Its Management" in the Prospectuses and Statement of Additional Information for information regarding the business of the investment adviser and sub-adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of INVESCO Funds Group, Inc., and INVESCO Capital
Management, Inc., reference is made to the Schedule Ds to the Form ADVs filed under the Investment Advisers Act of 1940 by these companies, which schedules are herein incorporated by reference.

Item 29.    Principal Underwriters

            (a)   INVESCO Diversified Funds, Inc.
                  INVESCO Dynamics Fund, Inc.
                  INVESCO Emerging Opportunity Funds, Inc.
                  INVESCO Growth Fund, Inc.
                  INVESCO Income Funds, Inc.
                  INVESCO Industrial Income Fund, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Multiple Asset Funds, Inc.
                  INVESCO Specialty Funds, Inc.
                  INVESCO Strategic Portfolios, Inc.
                  INVESCO Tax-Free Income Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.






            (b)

                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------

^

Frank M. Bishop                     Director ^
1315 Peachtree Street N.E.
Atlanta, GA  30309


Charles W. Brady                                              Chairman of
1315 Peachtree Street N.E.                                    the Board
Atlanta, GA  30309


^


M. Anthony Cox                      Senior Vice
1315 Peachtree Street N.E.          President
Atlanta, GA  30309

Steven T. Cox, Jr.                  Regional Vice
7800 E. Union Avenue                President
Denver, CO  80237


Robert D. Cromwell                  ^ Regional Vice ^
7800 E. Union Avenue                President^
Denver, CO  80237


Samuel T. DeKinder                  Director
1315 Peachtree Street N.E.
Atlanta, GA  30309


Douglas P. Dhom                     Regional Vice
1355 Peachtree Street N.E.          President
Atlanta, GA  30309


William J. Galvin, Jr.              Senior Vice               Asst.
7800 E. Union Avenue                President                 Secretary
Denver, CO  80237


Linda J. Gieger                     Vice President
7800 E. Union Ave.
Denver, CO  80237







                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------


^


Ronald L. Grooms                    Senior Vice               Treasurer,
7800 E. Union Avenue                President                 Chief Fin'l
Denver, CO  80237                   & Treasurer               Officer &
                                                              Chief Acctg.
                                                              Officer

Wylie G. Hairgrove                  Vice President
7800 E. Union Avenue
Denver, CO  80237


^ Hubert L. Harris ^, Jr.           Director                  Director
1315 Peachtree Street^ N.E. ^
Atlanta, GA  30309


Dan J. Hesser                       Chairman of the           President &
7800 E. Union Avenue                Board, President,         Director
Denver, CO  80237                   CEO & Director

Mark A. Jones                       Regional Vice
1315 Peachtree Street, N.E.         President
Atlanta, GA  30309

Jeraldine E. Kraus                  Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237


Michael D. Legoski                  Assistant Vice
7800 E. Union Avenue                President
Denver, CO  ^ 80237

^ James F. Lummanick                Vice President;
^ 7800 E. Union Avenue              Assistant
^ Denver, CO  80237                 General Counsel








                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------


Brian N. Minturn                    Executive Vice
7800 E. Union Avenue                President
Denver, CO  80237


^

Robert J. O'Connor                  Director
1315 Peachtree Street, N.E.
Atlanta, GA  30309


Donald R. Paddack                   Assistant
7800 E. Union Avenue                Vice President
Denver, CO  80237


Laura M. Parsons                    Vice President
7800 E. Union Avenue
Denver, CO  80237

Glen A. Payne                       Senior Vice               Secretary
7800 E. Union Avenue                President, Secretary
Denver, CO  80237                   General Counsel


Pamela J. Piro                      Assistant
7800 E. Union Avenue                Vice President
Denver, CO  80237

Gary S. Ruhl                        Vice President
7800 E. Union Avenue
Denver, CO  80237


R. Dalton Sim                       Director                  Director
7800 E. Union Avenue
Denver, CO  80237

James S. Skesavage                  Regional Vice
1315 Peachtree Street N.E.          President
Atlanta, GA  30309


Terri Berg Smith                    Vice President
7800 E. Union Avenue
Denver, CO  80237







                                    Positions and             Positions and
Name and Principal                  Offices with              Offices with
Business Address                    Underwriter               Registrant
------------------                  -------------             -------------


Tane T. Tyler                       Assistant
7800 E. Union Avenue                Vice President
Denver, CO  80237


Alan I. Watson                      Vice President            Asst. Sec.
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                       Vice President            Asst. Treas.
7800 E. Union Avenue
Denver, CO  80237

Allyson B. Zoellner                 Vice President
7800 E. Union Avenue
Denver, CO  80237






                  (c)   Not applicable.

Item 30.    Location of Accounts and Records

            Dan J. Hesser
            7800 E. Union Avenue
            Denver, CO  80237

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            (a)   The  Registrant   hereby   undertakes   that  the  board  of
                  trustees  will  call  such  meetings  of   shareholders   of
                  all   the   Funds,   for   action   by   shareholder   vote,
                  including   acting  on  the   question   of   removal  of  a
                  trustee  or  trustees,   as  may  be  requested  in  writing
                  by  the   holders  of  at  least  10%  of  the   outstanding
                  shares   of   a   Fund   or   as   may   be    required   by
                  applicable   law  or  the  Trust's   Declaration  of  Trust,
                  and    to    assist    in    communicating     with    other
                  shareholders   as   required   by   Section   16(c)  of  the
                  Investment Company Act of 1940.

            (b) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.







      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^____ day of December, ^ 1996.


Attest:                                  INVESCO Value Trust

/s/ Glen A. Payne                        /s/ Dan J. Hesser
------------------------------------     ------------------------------------
Glen A. Payne, Secretary                 Dan J. Hesser, President


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^____ day of December, ^ 1996.


/s/ Dan J. Hesser                         /s/ Lawrence H. Budner
------------------------------------      ------------------------------------
Dan J. Hesser, President &                Lawrence H. Budner, Trustee
Trustee (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ Daniel D. Chabris
------------------------------------      ------------------------------------
Ronald L. Grooms, Treasurer               Daniel D. Chabris, Trustee
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
------------------------------------      ------------------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ A. D. Frazier, Jr.
------------------------------------      ------------------------------------
Bob R. Baker, Director                    A. D. Frazier, Jr., Director


/s/ ^ Hubert L. Harris, Jr.               /s/ Kenneth T. King, Director
------------------------------------      ------------------------------------
^ Hubert L. Harris, Jr., Director         Kenneth T. King, Director


/s/ Charles W. Brady                      /s/ John W. McIntyre
------------------------------------      ------------------------------------
Charles W. Brady, Director                John W. McIntyre, Director


^


By*                                       By* /s/ Glen A. Payne
   ---------------------------------         --------------------------------
      Edward F. O'Keefe                       Glen A. Payne
      Attorney in Fact                        Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration
Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on April 12, 1990, May 12, 1990, May 27, 1992, October 18, 1994 and December 14,
1995.




                                 Exhibit Index

                                                Page in
Exhibit Number                                  Registration Statement
--------------                                  ----------------------

      ^
      9(a)                                             136
      9(a)(i)                                          151
      11                                               152
      17(a)                                            153
      17(b)                                            154
      17(c)                                            155

      Ex99.POA Harris                                  156



